UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2012

ITEM 1.	REPORT TO STOCKHOLDERS

JUNE 30, 2012

SEMIANNUAL REPORT

DWS INVESTMENTS VIT FUNDS
DWS Small Cap Index VIP

Contents
3 Performance Summary
4 Portfolio Summary
6 Portfolio Management
7 Investment Portfolio
42 Statement of Assets and Liabilities
43 Statement of Operations
44 Statement of Changes in Net Assets
45 Financial Highlights
47 Notes to Financial Statements
52 Information About Your Fund's Expenses
53 Proxy Voting
54 Summary of Management Fee Evaluation by Independent Fee Consultant

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the Fund's performance to differ from that of the index. The Fund may lend securities to approved institutions. Stocks of smaller companies involve greater risk than securities of larger, more established companies. Stocks may decline in value. See prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2012 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2012 are 0.57% and 0.82% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment

The Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results (as of June 30, 2012)
DWS Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,845	$9,774	$16,214	$10,088	$18,912
	Average annual total return	8.45%	-2.26%	17.48%	0.18%	6.58%
Russell 2000 Index	Growth of $10,000	$10,853	$9,792	$16,346	$10,273	$19,675
	Average annual total return	8.53%	-2.08%	17.80%	0.54%	7.00%
DWS Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,827	$9,750	$16,086	$9,964	$18,453
	Average annual total return	8.27%	-2.50%	17.17%	-0.07%	6.32%
Russell 2000 Index	Growth of $10,000	$10,853	$9,792	$16,346	$10,273	$19,675
	Average annual total return	8.53%	-2.08%	17.80%	0.54%	7.00%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/12	12/31/11

Common Stocks	97%	97%
Cash Equivalents*	2%	2%
Government & Agency Obligations	1%	1%
	100%	100%

Sector Diversification (As a % of Common Stocks and Warrants)	6/30/12	12/31/11

Financials	21%	22%
Information Technology	17%	17%
Industrials	15%	15%
Consumer Discretionary	14%	13%
Health Care	13%	13%
Energy	6%	7%
Materials	5%	4%
Consumer Staples	4%	4%
Utilities	4%	4%
Telecommunication Services	1%	1%
	100%	100%

Ten Largest Equity Holdings (2.4% of Net Assets)
1. Pharmacyclics, Inc. A pharmaceutical company	0.3%
2. Cepheid, Inc. Manufactures microfluidic systems	0.3%
3. HMS Holdings Corp. Provides proprietary information management and data processing products and services	0.3%
4. Questcor Pharmaceuticals, Inc. Develops and commercializes novel central-nervous-system-focused therapeutics that address significant unmet medical needs	0.3%
5. VIVUS, Inc. A biopharmaceutical company developing therapies for obesity, sleep apnea, diabeties and sexual health	0.2%
6. athenahealth, Inc. Provides Internet-based business services for physician practices	0.2%
7. Woodward, Inc. Manufacturer of engine fuel delivery and control systems	0.2%
8. United Natural Foods, Inc. Distributor of natural foods and related products	0.2%
9. Dril-Quip, Inc. Designer and manufacturer of offshore drilling and production equipment	0.2%
10. Hexcel Corp. Develops, manufactures and markets reinforcement products and engineered products	0.2%

* In order to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market, the Fund invests in futures contracts.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 7.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Management

Brent Reeder

Portfolio Manager and Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Investment Portfolio June 30, 2012 (Unaudited)

	Shares	Value ($)

Common Stocks 97.1%
Consumer Discretionary 13.4%
Auto Components 0.8%
American Axle & Manufacturing Holdings, Inc.*	17,925	188,033
Amerigon, Inc.* (a)	7,786	89,461
Cooper Tire & Rubber Co.	16,689	292,725
Dana Holding Corp. (a)	39,551	506,648
Dorman Products, Inc.*	6,552	164,390
Drew Industries, Inc.*	5,151	143,455
Exide Technologies*	20,949	70,389
Federal-Mogul Corp.*	4,957	54,527
Fuel Systems Solutions, Inc.* (a)	3,939	65,742
Modine Manufacturing Co.*	12,773	88,517
Shiloh Industries, Inc.	1,452	16,698
Spartan Motors, Inc. (a)	9,110	47,736
Standard Motor Products, Inc. (a)	5,261	74,075
Stoneridge, Inc.*	7,745	52,743
Superior Industries International, Inc.	6,167	100,954
Tenneco, Inc.*	16,256	435,986
Tower International, Inc.*	1,701	17,861
		2,409,940
Automobiles 0.0%
Winnebago Industries, Inc.* (a)	7,964	81,153
Distributors 0.2%
Core-Mark Holding Co., Inc.	3,041	146,394
Pool Corp. (a)	12,700	513,842
VOXX International Corp.*	4,797	44,708
Weyco Group, Inc. (a)	1,795	41,608
		746,552
Diversified Consumer Services 1.3%
American Public Education, Inc.* (a)	4,845	155,040
Ascent Capital Group, Inc. "A"*	3,823	197,840
Bridgepoint Education, Inc.* (a)	4,764	103,855
Capella Education Co.*	3,616	125,692
Career Education Corp.*	13,898	92,978
Carriage Services, Inc.	4,278	35,593
Coinstar, Inc.* (a)	8,388	575,920
Collectors Universe, Inc.	1,449	21,271
Corinthian Colleges, Inc.* (a)	20,624	59,603
Education Management Corp.* (a)	7,160	49,762
Grand Canyon Education, Inc.*	10,709	224,247
Hillenbrand, Inc. (a)	14,825	272,484
K12, Inc.* (a)	7,156	166,735
Lincoln Educational Services Corp.	5,887	38,266
Mac-Gray Corp.	3,169	44,651
Matthews International Corp. "A"	7,562	245,689
National American University Holdings, Inc.	2,172	9,340
Regis Corp. (a)	15,444	277,374
Sotheby's	18,165	605,985
Steiner Leisure Ltd.*	4,103	190,420
Stewart Enterprises, Inc. "A" (a)	19,787	141,279
Strayer Education, Inc. (a)	3,157	344,176
Universal Technical Institute, Inc.	5,638	76,169
		4,054,369
	Shares	Value ($)

Hotels, Restaurants & Leisure 3.2%
AFC Enterprises, Inc.*	6,465	149,600
Ameristar Casinos, Inc.	8,824	156,802
Benihana, Inc. (a)	2,824	45,495
Biglari Holdings, Inc.*	324	125,190
BJ's Restaurants, Inc.* (a)	6,567	249,546
Bluegreen Corp.*	3,840	19,046
Bob Evans Farms, Inc. (a)	7,797	313,439
Boyd Gaming Corp.* (a)	15,091	108,655
Bravo Brio Restaurant Group, Inc.* (a)	5,272	94,000
Buffalo Wild Wings, Inc.* (a)	4,973	430,861
Caesars Entertainment Corp.* (a)	9,684	110,398
Caribou Coffee Co., Inc.* (a)	5,657	73,032
Carrols Restaurant Group, Inc.*	4,342	25,791
CEC Entertainment, Inc.	4,944	179,813
Churchill Downs, Inc.	3,482	204,707
Cracker Barrel Old Country Store, Inc. (a)	5,133	322,352
Denny's Corp.*	26,161	116,155
DineEquity, Inc.*	4,141	184,854
Domino's Pizza, Inc. (a)	15,511	479,445
Einstein Noah Restaurant Group, Inc.	1,758	30,870
Fiesta Restaurant Group, Inc.*	4,324	57,207
Frisch's Restaurants, Inc.	838	23,749
Gaylord Entertainment Co.* (a)	8,320	320,819
Ignite Restaurant Group, Inc.*	1,775	32,145
International Speedway Corp. "A"	7,423	194,334
Interval Leisure Group, Inc.	10,451	198,674
Isle of Capri Casinos, Inc.* (a)	5,455	33,657
Jack in the Box, Inc.* (a)	11,835	329,960
Jamba, Inc.* (a)	18,987	37,215
Krispy Kreme Doughnuts, Inc.* (a)	15,920	101,729
LIFE TIME FITNESS, Inc.* (a)	11,483	534,074
Luby's, Inc.* (a)	5,004	33,527
Marcus Corp.	5,319	73,189
Marriott Vacations Worldwide Corp.*	7,125	220,733
Monarch Casino & Resort, Inc.*	2,265	20,702
Morgans Hotel Group Co.*	5,613	26,381
MTR Gaming Group, Inc.*	6,053	28,752
Multimedia Games Holding Co., Inc.*	7,177	100,478
Nathan's Famous, Inc.*	715	21,093
Orient-Express Hotels Ltd. "A"*	25,961	217,294
P.F. Chang's China Bistro, Inc. (a)	5,701	293,430
Papa John's International, Inc.* (a)	4,803	228,479
Peet's Coffee & Tea, Inc.* (a)	3,550	213,142
Pinnacle Entertainment, Inc.*	16,757	161,202
Premier Exhibitions, Inc.*	6,895	18,617
Red Lion Hotels Corp.*	3,771	32,619
Red Robin Gourmet Burgers, Inc.*	3,932	119,965
Ruby Tuesday, Inc.* (a)	17,232	117,350
Ruth's Hospitality Group, Inc.* (a)	9,324	61,538
Scientific Games Corp. "A"*	15,243	130,328
Shuffle Master, Inc.*	14,720	203,136
Six Flags Entertainment Corp. (a)	10,626	575,717
Sonic Corp.*	16,489	165,220
Speedway Motorsports, Inc. (a)	3,181	53,791
Texas Roadhouse, Inc. (a)	16,757	308,832
	Shares	Value ($)

The Cheesecake Factory, Inc.* (a)	14,438	461,438
Town Sports International Holdings, Inc.*	6,220	82,664
Vail Resorts, Inc. (a)	9,649	483,222
WMS Industries, Inc.*	14,757	294,402
		10,030,855
Household Durables 1.0%
American Greetings Corp. "A" (a)	9,420	137,720
Bassett Furniture Industries, Inc.	3,038	31,322
Beazer Homes U.S.A., Inc.* (a)	26,589	86,414
Blyth, Inc.	2,728	94,280
Cavco Industries, Inc.* (a)	1,834	94,047
CSS Industries, Inc.	2,632	54,088
Ethan Allen Interiors, Inc. (a)	6,521	129,964
Flexsteel Industries, Inc.	1,212	23,973
Helen of Troy Ltd.*	8,513	288,506
Hooker Furniture Corp.	2,904	34,238
Hovnanian Enterprises, Inc. "A"* (a)	26,772	77,639
iRobot Corp.* (a)	7,369	163,223
KB HOME (a)	20,690	202,762
La-Z-Boy, Inc.*	13,812	169,749
Libbey, Inc.* (a)	5,505	84,612
Lifetime Brands, Inc. (a)	2,536	31,624
M.D.C. Holdings, Inc.	10,259	335,161
M/I Homes, Inc.*	5,118	88,644
Meritage Homes Corp.*	7,588	257,537
Ryland Group, Inc. (a)	12,000	306,960
Sealy Corp.* (a)	13,302	24,609
Skullcandy, Inc.* (a)	4,347	61,510
Standard Pacific Corp.* (a)	29,105	180,160
Universal Electronics, Inc.*	3,966	52,232
Zagg, Inc.* (a)	6,833	74,548
		3,085,522
Internet & Catalog Retail 0.3%
1-800 FLOWERS.COM, Inc. "A"*	6,901	24,084
Blue Nile, Inc.* (a)	3,711	110,254
CafePress, Inc.*	1,242	18,481
Geeknet, Inc.* (a)	1,184	23,467
HSN, Inc.	10,173	410,481
NutriSystem, Inc. (a)	7,651	88,446
Orbitz Worldwide, Inc.*	5,489	20,035
Overstock.com, Inc.* (a)	2,996	20,702
PetMed Express, Inc. (a)	5,415	65,846
Shutterfly, Inc.* (a)	9,590	294,317
U.S. Auto Parts Network, Inc.*	4,076	17,038
Vitacost.com, Inc.* (a)	5,951	35,111
		1,128,262
Leisure Equipment & Products 0.5%
Arctic Cat, Inc.*	3,393	124,048
Black Diamond, Inc.* (a)	5,636	53,260
Brunswick Corp.	23,925	531,614
Callaway Golf Co. (a)	17,117	101,161
JAKKS Pacific, Inc. (a)	6,860	109,829
Johnson Outdoors, Inc. "A"* (a)	1,520	31,312
LeapFrog Enterprises, Inc.*	13,517	138,684
Marine Products Corp.	3,050	18,544
Smith & Wesson Holding Corp.* (a)	17,384	144,461
Steinway Musical Instruments, Inc.*	1,951	47,800
Sturm, Ruger & Co., Inc. (a)	5,128	205,889
		1,506,602
	Shares	Value ($)

Media 1.2%
Arbitron, Inc.	7,125	249,375
Beasley Broadcast Group, Inc. "A"*	1,185	6,980
Belo Corp. "A"	25,286	162,842
Carmike Cinemas, Inc.*	4,747	69,543
Central European Media Enterprises Ltd. "A"* (a)	9,963	50,612
Crown Media Holdings, Inc.* (a)	7,874	13,779
Cumulus Media, Inc. "A"* (a)	15,081	45,394
Daily Journal Corp.*	263	22,560
Dial Global, Inc.* (a)	1,464	4,860
Digital Domain Media Group, Inc.* (a)	2,861	17,910
Digital Generation, Inc.* (a)	7,479	92,515
Entercom Communications Corp. "A"* (a)	6,479	39,004
Entravision Communications Corp. "A"	13,431	16,251
Fisher Communications, Inc.*	2,319	69,361
Global Sources Ltd.* (a)	5,067	33,442
Harte-Hanks, Inc.	12,163	111,170
Journal Communications, Inc. "A"*	11,334	58,483
Knology, Inc.*	8,340	164,048
LIN TV Corp. "A"*	7,600	22,952
Lions Gate Entertainment Corp.* (a)	22,730	335,040
Live Nation Entertainment, Inc.*	37,691	346,003
Martha Stewart Living Omnimedia, Inc. "A" (a)	7,657	26,034
McClatchy Co. "A"* (a)	14,716	32,375
MDC Partners, Inc. "A" (a)	6,735	76,375
Meredith Corp. (a)	9,708	310,073
National CineMedia, Inc.	15,027	227,960
New York Times Co. "A"* (a)	36,581	285,332
Nexstar Broadcasting Group, Inc. "A"* (a)	2,951	19,890
Outdoor Channel Holdings, Inc.	3,731	27,274
ReachLocal, Inc.*	2,611	28,721
Reading International, Inc. "A"* (a)	4,460	24,129
Rentrak Corp.*	2,404	49,643
Saga Communications, Inc. "A"*	945	35,069
Salem Communications Corp. "A"	2,719	14,873
Scholastic Corp. (a)	6,964	196,106
Sinclair Broadcast Group, Inc. "A"	13,480	122,129
The E.W. Scripps Co. "A"*	7,911	76,025
Valassis Communications, Inc.* (a)	11,460	249,255
Value Line, Inc. (a)	300	3,567
World Wrestling Entertainment, Inc. "A"	7,267	56,828
		3,793,782
Multiline Retail 0.2%
Fred's, Inc. "A" (a)	9,866	150,851
Gordmans Stores, Inc.*	2,268	37,422
Saks, Inc.* (a)	29,488	314,047
The Bon-Ton Stores, Inc. (a)	3,254	25,414
Tuesday Morning Corp.*	11,226	48,160
		575,894
Specialty Retail 3.4%
Aeropostale, Inc.*	21,770	388,159
America's Car-Mart, Inc.*	2,110	81,973
ANN, Inc.* (a)	13,069	333,129
Asbury Automotive Group, Inc.*	7,410	175,543
Barnes & Noble, Inc.* (a)	7,608	125,228
	Shares	Value ($)

bebe stores, inc. (a)	10,068	59,099
Big 5 Sporting Goods Corp. (a)	4,473	33,816
Body Central Corp.*	4,334	39,006
Brown Shoe Co., Inc. (a)	11,485	148,271
Cabela's, Inc.* (a)	12,500	472,625
Casual Male Retail Group, Inc.*	11,533	41,865
Cato Corp. "A" (a)	7,375	224,642
Children's Place Retail Stores, Inc.* (a)	6,451	321,453
Citi Trends, Inc.* (a)	3,928	60,648
Collective Brands, Inc.* (a)	16,396	351,202
Conn's, Inc.* (a)	4,180	61,864
Cost Plus, Inc.* (a)	5,138	113,036
Destination Maternity Corp. (a)	3,589	77,522
Express, Inc.*	23,958	435,317
Francesca's Holdings Corp.* (a)	9,323	251,814
Genesco, Inc.* (a)	6,557	394,404
Group 1 Automotive, Inc. (a)	6,145	280,273
Haverty Furniture Companies, Inc.	5,054	56,453
hhgregg, Inc.* (a)	4,291	48,531
Hibbett Sports, Inc.* (a)	7,070	408,010
Hot Topic, Inc.	11,277	109,274
Jos. A. Bank Clothiers, Inc.* (a)	7,456	316,582
Kirkland's, Inc.* (a)	4,060	45,675
Lithia Motors, Inc. "A" (a)	5,825	134,266
Lumber Liquidators Holdings, Inc.* (a)	7,381	249,404
MarineMax, Inc.* (a)	5,482	52,134
Mattress Firm Holding Corp.* (a)	2,951	89,445
Monro Muffler Brake, Inc. (a)	8,278	275,161
New York & Co., Inc.*	6,834	23,782
Office Depot, Inc.*	76,147	164,478
OfficeMax, Inc.* (a)	23,743	120,140
Orchard Supply Hardware Stores Corp. "A"*	514	8,548
Penske Automotive Group, Inc.	11,376	241,626
Perfumania Holdings, Inc.* (a)	1,371	11,366
Pier 1 Imports, Inc. (a)	26,160	429,809
RadioShack Corp. (a)	26,658	102,367
Rent-A-Center, Inc.	15,924	537,276
Rue21, Inc.* (a)	4,149	104,721
Select Comfort Corp.*	15,194	317,858
Shoe Carnival, Inc.	3,833	82,371
Sonic Automotive, Inc. "A" (a)	10,694	146,187
Stage Stores, Inc. (a)	8,163	149,546
Stein Mart, Inc.*	7,238	57,542
Systemax, Inc.* (a)	2,979	35,212
Talbots, Inc.* (a)	18,603	46,880
Teavana Holdings, Inc.* (a)	2,356	31,877
The Buckle, Inc. (a)	7,435	294,203
The Finish Line, Inc. "A" (a)	13,642	285,254
The Men's Wearhouse, Inc.	13,565	381,719
The Pep Boys — Manny, Moe & Jack (a)	14,239	140,966
The Wet Seal, Inc. "A"*	23,786	75,164
Tilly's, Inc. "A"*	2,459	39,467
Vitamin Shoppe, Inc.* (a)	7,890	433,398
West Marine, Inc.* (a)	3,980	46,765
Winmark Corp. (a)	579	33,900
Zumiez, Inc.* (a)	5,869	232,412
		10,830,658
Textiles, Apparel & Luxury Goods 1.3%
Cherokee, Inc. (a)	2,369	33,000
Columbia Sportswear Co. (a)	3,284	176,088
	Shares	Value ($)

Crocs, Inc.*	24,091	389,070
Culp, Inc.	2,339	23,975
Delta Apparel, Inc.* (a)	1,898	25,927
Fifth & Pacific Companies, Inc.* (a)	29,129	312,554
G-III Apparel Group Ltd.* (a)	4,404	104,331
Iconix Brand Group, Inc.* (a)	18,875	329,746
K-Swiss, Inc. "A"* (a)	7,254	22,342
Kenneth Cole Productions, Inc. "A"*	2,090	31,455
Maidenform Brands, Inc.* (a)	6,419	127,866
Movado Group, Inc.	4,617	115,517
Oxford Industries, Inc. (a)	3,753	167,759
Perry Ellis International, Inc.* (a)	3,184	66,068
Quiksilver, Inc.*	34,635	80,700
R.G. Barry Corp.	2,256	30,659
Skechers U.S.A., Inc. "A"* (a)	10,254	208,874
Steven Madden Ltd.*	10,510	333,692
The Jones Group, Inc.	22,007	210,387
The Warnaco Group, Inc.* (a)	10,994	468,125
True Religion Apparel, Inc.	6,981	202,309
Tumi Holdings, Inc.* (a)	5,779	101,133
Unifi, Inc.*	3,776	42,782
Vera Bradley, Inc.* (a)	5,393	113,684
Wolverine World Wide, Inc.	13,055	506,273
		4,224,316
Consumer Staples 3.6%
Beverages 0.1%
Boston Beer Co., Inc. "A"* (a)	2,084	252,164
Central European Distribution Corp.* (a)	17,678	50,559
Coca-Cola Bottling Co. Consolidated (a)	1,253	80,543
Craft Brewers Alliance, Inc.* (a)	2,920	23,886
National Beverage Corp.* (a)	2,978	44,491
		451,643
Food & Staples Retailing 1.2%
Arden Group, Inc. "A" (a)	314	27,384
Casey's General Stores, Inc.	10,200	601,698
Harris Teeter Supermarkets, Inc.	11,756	481,878
Ingles Markets, Inc. "A"	3,451	55,319
Nash Finch Co. (a)	3,191	68,543
Pantry, Inc.*	6,094	89,582
PriceSmart, Inc. (a)	4,872	328,909
Rite Aid Corp.*	176,787	247,502
Roundy's, Inc. (a)	5,548	56,645
Spartan Stores, Inc. (a)	5,864	106,314
SUPERVALU, Inc.	56,892	294,700
Susser Holdings Corp.*	2,995	111,324
The Andersons, Inc.	4,994	213,044
The Chefs' Warehouse, Inc.* (a)	2,952	53,284
United Natural Foods, Inc.*	13,088	718,008
Village Super Market, Inc. "A"	2,270	73,957
Weis Markets, Inc. (a)	2,951	131,378
		3,659,469
Food Products 1.5%
Alico, Inc. (a)	948	28,952
Annie's, Inc.*	1,340	56,092
B&G Foods, Inc.	12,964	344,842
Cal-Maine Foods, Inc. (a)	3,881	151,747
Calavo Growers, Inc. (a)	3,141	80,347
Chiquita Brands International, Inc.*	11,975	59,875
Darling International, Inc.* (a)	31,525	519,847
Diamond Foods, Inc. (a)	6,049	107,914
	Shares	Value ($)

Dole Food Co., Inc.* (a)	9,789	85,948
Farmer Brothers Co.* (a)	1,596	12,704
Fresh Del Monte Produce, Inc.	10,217	239,793
Griffin Land & Nurseries, Inc.	794	22,224
Hain Celestial Group, Inc.*	9,873	543,410
Inventure Foods, Inc.*	3,501	22,056
J & J Snack Foods Corp. (a)	3,971	234,686
John B. Sanfilippo & Son, Inc.*	2,132	38,056
Lancaster Colony Corp. (a)	4,927	350,852
Lifeway Foods, Inc.	1,483	15,379
Limoneira Co. (a)	2,308	37,436
Omega Protein Corp.*	5,139	37,823
Pilgrim's Pride Corp.* (a)	15,924	113,857
Post Holdings, Inc.*	7,404	227,673
Sanderson Farms, Inc. (a)	6,152	281,885
Seneca Foods Corp. "A"* (a)	2,383	64,103
Smart Balance, Inc.*	15,685	147,282
Snyders-Lance, Inc. (a)	11,821	298,244
Tootsie Roll Industries, Inc. (a)	6,399	152,680
TreeHouse Foods, Inc.*	9,632	599,977
Westway Group, Inc. (a)	3,271	19,593
		4,895,277
Household Products 0.2%
Central Garden & Pet Co. "A"* (a)	10,357	112,788
Harbinger Group, Inc.*	11,049	86,072
Oil-Dri Corp. of America (a)	1,278	27,988
Orchids Paper Products Co. (a)	1,548	27,369
Spectrum Brands Holdings, Inc.*	6,154	200,436
WD-40 Co. (a)	4,276	212,987
		667,640
Personal Products 0.3%
Elizabeth Arden, Inc.* (a)	6,753	262,084
Female Health Co. (a)	4,952	29,068
Inter Parfums, Inc. (a)	4,266	73,674
Medifast, Inc.* (a)	3,779	74,371
Nature's Sunshine Products, Inc. (a)	2,941	44,409
Nutraceutical International Corp.*	2,493	38,018
Prestige Brands Holdings, Inc.* (a)	13,523	213,799
Revlon, Inc. "A"* (a)	2,941	41,850
Schiff Nutrition International, Inc.* (a)	3,668	65,841
Synutra International, Inc.* (a)	4,155	22,437
USANA Health Sciences, Inc.* (a)	1,640	67,437
		932,988
Tobacco 0.3%
Alliance One International, Inc.* (a)	23,966	82,922
Star Scientific, Inc.* (a)	39,069	178,155
Universal Corp. (a)	6,224	288,358
Vector Group Ltd. (a)	14,128	240,458
		789,893
Energy 5.8%
Energy Equipment & Services 1.8%
Basic Energy Services, Inc.*	8,261	85,254
Bolt Technology Corp.	2,294	34,433
Bristow Group, Inc.	9,578	389,537
C&J Energy Services, Inc.* (a)	11,937	220,835
Cal Dive International, Inc.* (a)	25,460	73,834
Dawson Geophysical Co.*	2,084	49,641
Dril-Quip, Inc.* (a)	10,762	705,880
Exterran Holdings, Inc.* (a)	17,379	221,582
Forbes Energy Services Ltd.*	3,953	18,579
	Shares	Value ($)

Forum Energy Technologies, Inc.* (a)	5,932	116,801
Global Geophysical Services, Inc.*	5,486	33,574
Gulf Island Fabrication, Inc.	3,835	108,185
GulfMark Offshore, Inc. "A"*	7,187	244,645
Heckmann Corp.* (a)	35,829	121,102
Helix Energy Solutions Group, Inc.* (a)	28,296	464,337
Hercules Offshore, Inc.*	42,466	150,330
Hornbeck Offshore Services, Inc.*	9,456	366,704
ION Geophysical Corp.* (a)	35,361	233,029
Key Energy Services, Inc.*	40,460	307,496
Lufkin Industries, Inc. (a)	8,999	488,826
Matrix Service Co.* (a)	7,104	80,630
Mitcham Industries, Inc.*	3,405	57,783
Natural Gas Services Group*	3,396	50,329
Newpark Resources, Inc.* (a)	24,032	141,789
OYO Geospace Corp.*	1,707	153,613
Parker Drilling Co.*	31,513	142,124
PHI, Inc. (Non Voting)*	3,534	98,281
Pioneer Drilling Co.* (a)	16,484	131,377
RigNet, Inc.*	3,290	57,213
Tesco Corp.*	8,091	97,092
TETRA Technologies, Inc.*	20,801	148,311
TGC Industries, Inc.	3,902	37,888
Union Drilling, Inc.*	3,732	16,719
Vantage Drilling Co.* (a)	51,316	76,974
Willbros Group, Inc.* (a)	10,522	67,972
		5,792,699
Oil, Gas & Consumable Fuels 4.0%
Abraxas Petroleum Corp.* (a)	21,828	69,631
Adams Resources & Energy, Inc.	564	23,643
Alon U.S.A. Energy, Inc. (a)	2,399	20,296
Amyris, Inc.* (a)	8,114	35,945
Apco Oil & Gas International, Inc. (a)	2,369	42,760
Approach Resources, Inc.* (a)	7,750	197,935
Arch Coal, Inc. (a)	56,882	391,917
ATP Oil & Gas Corp.* (a)	11,968	40,452
Berry Petroleum Co. "A" (a)	14,034	556,588
Bill Barrett Corp.*	12,890	276,104
Bonanza Creek Energy, Inc.*	2,652	44,103
BPZ Resources, Inc.* (a)	28,468	72,024
Callon Petroleum Co.*	11,130	47,414
Carrizo Oil & Gas, Inc.*	10,606	249,347
Ceres, Inc.*	1,513	13,693
Clayton Williams Energy, Inc.* (a)	1,623	78,521
Clean Energy Fuels Corp.* (a)	17,711	274,521
Cloud Peak Energy, Inc.*	16,352	276,512
Comstock Resources, Inc.* (a)	12,896	211,752
Contango Oil & Gas Co.* (a)	3,417	202,286
CREDO Petroleum Corp.*	1,838	26,596
Crimson Exploration, Inc.* (a)	5,588	25,649
Crosstex Energy, Inc.	10,926	152,964
CVR Energy, Inc.* (a)	4,375	116,288
Delek U.S. Holdings, Inc.	4,546	79,964
Endeavour International Corp.* (a)	10,365	87,066
Energy Partners Ltd.*	7,438	125,702
Energy XXI (Bermuda) Ltd. (a)	21,132	661,220
Evolution Petroleum Corp.* (a)	4,547	37,922
Forest Oil Corp.*	31,563	231,357
Frontline Ltd. (a)	13,711	62,522
FX Energy, Inc.* (a)	14,561	86,638
GasLog Ltd.* (a)	6,306	64,006
	Shares	Value ($)

Gastar Exploration Ltd.* (a)	14,946	28,846
GeoResources, Inc.* (a)	5,673	207,689
Gevo, Inc.* (a)	5,584	27,752
Goodrich Petroleum Corp.* (a)	6,925	95,981
Green Plains Renewable Energy, Inc.* (a)	6,687	41,727
Gulfport Energy Corp.*	14,915	307,696
Halcon Resources Corp.* (a)	18,886	178,284
Hallador Energy Co. (a)	1,765	14,967
Harvest Natural Resources, Inc.* (a)	10,030	85,757
Isramco, Inc.* (a)	272	29,920
KiOR, Inc.* (a)	7,072	63,294
Knightsbridge Tankers Ltd. (a)	6,541	53,244
Kodiak Oil & Gas Corp.* (a)	70,616	579,757
Magnum Hunter Resources Corp.* (a)	39,941	166,953
Matador Resources Co.* (a)	3,688	39,609
McMoRan Exploration Co.* (a)	27,198	344,599
Midstates Petroleum Co., Inc.*	6,439	62,523
Miller Energy Resources, Inc.* (a)	8,307	41,535
Nordic American Tankers Ltd. (a)	14,187	192,518
Northern Oil & Gas, Inc.* (a)	17,016	271,235
Oasis Petroleum, Inc.*	21,406	517,597
Overseas Shipholding Group, Inc. (a)	6,617	73,515
Panhandle Oil & Gas, Inc. (a)	1,844	55,578
Patriot Coal Corp.* (a)	23,762	28,990
PDC Energy, Inc.* (a)	8,083	198,195
Penn Virginia Corp. (a)	12,253	89,937
PetroQuest Energy, Inc.* (a)	15,525	77,625
Quicksilver Resources, Inc.*	31,465	170,540
Renewable Energy Group, Inc.* (a)	1,932	14,355
Rentech, Inc.* (a)	59,802	123,192
Resolute Energy Corp.* (a)	12,946	123,893
REX American Resources Corp.*	1,571	30,666
Rex Energy Corp.*	11,569	129,688
Rosetta Resources, Inc.*	14,173	519,299
Sanchez Energy Corp.* (a)	3,103	64,542
Saratoga Resources, Inc.* (a)	4,876	28,671
Scorpio Tankers, Inc.* (a)	10,118	64,654
SemGroup Corp. "A"*	11,194	357,424
Ship Finance International Ltd. (a)	12,126	189,529
Solazyme, Inc.* (a)	8,770	121,903
Stone Energy Corp.*	13,258	335,958
Swift Energy Co.* (a)	11,485	213,736
Synergy Resources Corp.*	10,493	32,318
Targa Resources Corp. (a)	7,759	331,309
Teekay Tankers Ltd. "A" (a)	16,900	77,064
Triangle Petroleum Corp.* (a)	11,960	66,737
Uranerz Energy Corp.* (a)	16,739	24,272
Uranium Energy Corp.* (a)	22,731	52,054
VAALCO Energy, Inc.*	15,507	133,825
Venoco, Inc.*	7,676	76,837
Voyager Oil & Gas, Inc.* (a)	12,342	21,722
W&T Offshore, Inc. (a)	9,424	144,187
Warren Resources, Inc.*	19,323	46,375
Western Refining, Inc. (a)	15,351	341,867
Westmoreland Coal Co.* (a)	2,959	23,820
ZaZa Energy Corp.* (a)	6,661	30,108
		12,649,206
	Shares	Value ($)

Financials 20.7%
Capital Markets 2.2%
Apollo Investment Corp. (a)	54,375	417,600
Arlington Asset Investment Corp. "A" (a)	2,308	50,107
Artio Global Investors, Inc. "A" (a)	8,152	28,532
BGC Partners, Inc. "A" (a)	26,397	154,950
BlackRock Kelso Capital Corp. (a)	19,735	192,614
Calamos Asset Management, Inc. "A" (a)	5,040	57,708
Capital Southwest Corp. (a)	783	80,524
CIFC Corp.* (a)	1,725	12,713
Cohen & Steers, Inc.	4,950	170,824
Cowen Group, Inc. "A"* (a)	23,536	62,606
Diamond Hill Investment Group (a)	700	54,803
Duff & Phelps Corp. "A" (a)	8,365	121,292
Edelman Financial Group, Inc. (a)	5,355	46,589
Epoch Holding Corp. (a)	4,276	97,407
Evercore Partners, Inc. "A"	7,673	179,471
FBR & Co.* (a)	10,243	28,373
Fidus Investment Corp. (a)	2,534	38,441
Fifth Street Finance Corp. (a)	22,093	220,488
Financial Engines, Inc.* (a)	12,415	266,302
Firsthand Technology Value Fund, Inc.* (a)	2,291	40,459
FXCM, Inc. "A"	5,534	65,080
GAMCO Investors, Inc. "A" (a)	1,742	77,327
GFI Group, Inc. (a)	18,300	65,148
Gladstone Capital Corp. (a)	5,787	45,659
Gladstone Investment Corp. (a)	5,926	43,793
Golub Capital BDC LLC (a)	3,819	57,629
Greenhill & Co., Inc.	7,793	277,820
GSV Capital Corp.* (a)	5,175	48,128
Harris & Harris Group, Inc.* (a)	8,500	32,300
Hercules Technology Growth Capital, Inc.	13,363	151,536
HFF, Inc. "A"*	8,747	121,933
Horizon Technology Finance Corp. (a)	1,683	27,753
ICG Group, Inc.*	9,722	89,929
INTL FCStone, Inc.* (a)	3,695	71,498
Investment Technology Group, Inc.*	10,305	94,806
JMP Group, Inc.	4,060	25,091
KBW, Inc. (a)	9,326	153,413
Knight Capital Group, Inc. "A"* (a)	26,409	315,323
Kohlberg Capital Corp. (a)	5,861	42,551
Ladenburg Thalmann Financial Services, Inc.* (a)	29,227	45,010
Main Street Capital Corp. (a)	6,423	155,437
Manning & Napier, Inc. (a)	3,649	51,925
MCG Capital Corp. (a)	20,923	96,246
Medallion Financial Corp.	4,784	50,806
Medley Capital Corp.	4,640	55,866
MVC Capital, Inc. (a)	6,391	82,763
New Mountain Finance Corp. (a)	2,278	32,325
NGP Capital Resources Co. (a)	5,775	40,887
Oppenheimer Holdings, Inc. "A" (a)	2,665	41,894
PennantPark Investment Corp. (a)	15,128	156,575
Piper Jaffray Companies, Inc.* (a)	4,411	103,350
Prospect Capital Corp. (a)	32,719	372,669
Pzena Investment Management, Inc. "A"	2,325	10,300
Safeguard Scientifics, Inc.*	5,681	87,942
	Shares	Value ($)

Solar Capital Ltd. (a)	9,882	219,973
Solar Senior Capital Ltd. (a)	2,557	43,213
Stifel Financial Corp.* (a)	14,396	444,836
SWS Group, Inc.*	7,909	42,155
TCP Capital Corp. (a)	1,544	22,326
THL Credit, Inc. (a)	3,214	43,293
TICC Capital Corp. (a)	9,958	96,593
Triangle Capital Corp. (a)	7,207	164,175
Virtus Investment Partners, Inc.* (a)	1,621	131,301
Walter Investment Management Corp.	7,677	179,949
Westwood Holdings Group, Inc.	1,785	66,509
WisdomTree Investments, Inc.*	15,694	103,110
		7,069,948
Commercial Banks 6.4%
1st Source Corp.	3,964	89,586
1st United Bancorp., Inc.*	8,043	49,947
Access National Corp. (a)	1,977	25,899
Alliance Financial Corp.	1,287	44,196
American National Bankshares, Inc.	2,097	49,405
Ameris Bancorp.* (a)	6,239	78,611
Ames National Corp. (a)	2,109	48,486
Arrow Financial Corp. (a)	2,735	66,105
BancFirst Corp. (a)	1,701	71,289
Banco Latinoamericano de Comercio Exterior SA "E"	7,569	162,204
BancorpSouth, Inc. (a)	25,304	367,414
Bank of Kentucky Financial Corp. (a)	1,566	41,718
Bank of Marin Bancorp. (a)	1,461	54,072
Bank of the Ozarks, Inc. (a)	7,793	234,413
Banner Corp. (a)	4,885	107,030
Bar Harbor Bankshares	1,037	37,332
BBCN Bancorp., Inc.*	20,900	227,601
Berkshire Bancorp., Inc.* (a)	1,142	10,050
Boston Private Financial Holdings, Inc.	20,925	186,860
Bridge Bancorp., Inc. (a)	2,317	54,658
Bridge Capital Holdings* (a)	2,572	41,538
Bryn Mawr Bank Corp. (a)	2,992	63,041
BSB Bancorp., Inc.*	2,189	27,910
C&F Financial Corp.	857	34,417
Camden National Corp.	2,123	77,744
Capital Bank Corp.* (a)	3,465	7,900
Capital City Bank Group, Inc. (a)	3,126	23,039
Cardinal Financial Corp.	7,865	96,582
Cascade Bancorp.*	1,700	10,081
Cathay General Bancorp. (a)	21,090	348,196
Center Bancorp., Inc. (a)	3,257	36,641
Centerstate Banks, Inc.	8,053	57,579
Central Pacific Financial Corp.* (a)	5,800	81,896
Century Bancorp., Inc. "A"	853	25,360
Chemical Financial Corp. (a)	7,464	160,476
Citizens & Northern Corp. (a)	3,236	61,646
Citizens Republic Bancorp., Inc.*	10,707	183,411
City Holding Co. (a)	3,873	130,481
CNB Financial Corp. (a)	3,426	55,878
CoBiz Financial, Inc. (a)	9,034	56,553
Columbia Banking System, Inc.	10,501	197,629
Community Bank System, Inc. (a)	10,550	286,116
Community Trust Bancorp., Inc. (a)	3,735	125,085
Crescent Financial Bancshares, Inc.*	835	3,774
	Shares	Value ($)

CVB Financial Corp. (a)	23,504	273,822
Eagle Bancorp., Inc.* (a)	4,643	73,127
Encore Bancshares, Inc.* (a)	2,493	51,431
Enterprise Bancorp., Inc. (a)	1,668	27,339
Enterprise Financial Services Corp. (a)	4,778	52,367
Farmers National Banc Corp. (a)	5,030	31,337
Fidelity Southern Corp. (a)	2,515	21,730
Financial Institutions, Inc.	3,650	61,612
First BanCorp.* (a)	18,853	74,658
First BanCorp. — North Carolina (a)	4,128	36,698
First Bancorp., Inc. (a)	2,327	39,559
First Busey Corp. (a)	20,315	98,121
First California Financial Group, Inc.*	6,012	41,363
First Commonwealth Financial Corp. (a)	27,969	188,231
First Community Bancshares, Inc.	4,395	63,420
First Connecticut Bancorp, Inc. (a)	4,755	64,193
First Financial Bancorp.	15,761	251,861
First Financial Bankshares, Inc. (a)	8,442	291,756
First Financial Corp. — Indiana (a)	3,076	89,204
First Interstate BancSystem, Inc. "A" (a)	4,522	64,393
First Merchants Corp. (a)	7,661	95,456
First Midwest Bancorp., Inc.	20,300	222,894
First of Long Island Corp.	2,064	59,794
FirstMerit Corp. (a)	29,364	485,093
FNB Corp. (a)	37,376	406,277
FNB United Corp.* (a)	2,679	34,800
German American Bancorp., Inc. (a)	3,465	71,032
Glacier Bancorp., Inc. (a)	19,268	298,461
Great Southern Bancorp., Inc. (a)	2,688	74,135
Greene Bancshares, Inc.* (a)	3,308	5,491
Guaranty Bancorp.*	20,396	43,036
Hampton Roads Bankshares, Inc. (Entitlement Shares)*	4,972	3,807
Hancock Holding Co. (a)	20,441	622,224
Hanmi Financial Corp.* (a)	8,381	87,833
Heartland Financial U.S.A., Inc. (a)	3,900	93,600
Heritage Commerce Corp.* (a)	5,778	37,557
Heritage Financial Corp. (a)	4,301	63,010
Heritage Oaks Bancorp.* (a)	5,394	30,045
Home Bancshares, Inc.	5,843	178,679
Horizon Bancorp. (a)	1,002	26,353
Hudson Valley Holding Corp. (a)	4,259	77,088
IBERIABANK Corp. (a)	7,911	399,110
Independent Bank Corp. (a)	5,724	167,198
International Bancshares Corp.	14,278	278,707
Investors Bancorp., Inc.* (a)	11,753	177,353
Lakeland Bancorp., Inc. (a)	7,242	76,186
Lakeland Financial Corp.	4,409	118,293
MainSource Financial Group, Inc. (a)	5,589	66,118
MB Financial, Inc. (a)	14,661	315,798
Mercantile Bank Corp.*	2,300	42,435
Merchants Bancshares, Inc. (a)	1,284	35,374
Metro Bancorp., Inc.*	3,770	45,353
MetroCorp Bancshares, Inc.* (a)	4,236	45,198
Middleburg Financial Corp.	1,432	24,344
MidSouth Bancorp., Inc. (a)	2,182	30,723
MidWestOne Financial Group, Inc. (a)	1,818	39,087
National Bankshares, Inc. (a)	1,801	54,246
National Penn Bancshares, Inc.	33,035	316,145
	Shares	Value ($)

NBT Bancorp., Inc. (a)	8,960	193,446
Northrim BanCorp., Inc.	1,725	37,070
Old National Bancorp. (a)	25,352	304,478
OmniAmerican Bancorp., Inc.* (a)	2,936	62,918
Oriental Financial Group, Inc.	10,860	120,329
Pacific Capital Bancorp.* (a)	1,133	51,812
Pacific Continental Corp. (a)	4,619	40,971
Pacific Mercantile Bancorp.* (a)	2,859	19,756
PacWest Bancorp. (a)	8,152	192,958
Park National Corp. (a)	3,036	211,761
Park Sterling Corp.*	8,459	39,842
Peapack-Gladstone Financial Corp.	2,369	36,743
Penns Woods Bancorp., Inc. (a)	1,059	42,159
Peoples Bancorp., Inc. (a)	2,888	63,478
Pinnacle Financial Partners, Inc.*	9,395	183,296
Preferred Bank*	3,142	41,977
PrivateBancorp., Inc.	16,182	238,846
Prosperity Bancshares, Inc.	12,711	534,243
Renasant Corp. (a)	6,723	105,618
Republic Bancorp., Inc. "A" (a)	2,649	58,940
S&T Bancorp., Inc. (a)	7,756	143,253
S.Y. Bancorp., Inc. (a)	3,285	78,676
Sandy Spring Bancorp., Inc. (a)	6,400	115,200
SCBT Financial Corp. (a)	4,041	142,445
Seacoast Banking Corp. of Florida*	18,143	27,396
Sierra Bancorp. (a)	3,235	32,027
Simmons First National Corp. "A" (a)	4,606	107,089
Southside Bancshares, Inc. (a)	4,731	106,353
Southwest Bancorp., Inc.*	5,448	51,266
State Bank Financial Corp.* (a)	8,376	126,980
StellarOne Corp.	6,044	75,429
Sterling Bancorp. (a)	8,060	80,439
Sterling Financial Corp.* (a)	7,153	135,120
Suffolk Bancorp.* (a)	2,554	33,125
Sun Bancorp., Inc.*	11,027	29,773
Susquehanna Bancshares, Inc.	50,335	518,452
Taylor Capital Group, Inc.* (a)	4,352	71,329
Texas Capital Bancshares, Inc.* (a)	10,155	410,160
The Bancorp., Inc.*	7,713	72,888
Tompkins Financial Corp. (a)	2,472	93,145
TowneBank (a)	7,073	99,022
TriCo Bancshares (a)	4,291	66,081
Trustmark Corp. (a)	17,347	424,655
UMB Financial Corp. (a)	8,645	442,883
Umpqua Holdings Corp.	30,159	396,892
Union First Market Bankshares Corp.	5,314	76,787
United Bankshares, Inc. (a)	13,460	348,345
United Community Banks, Inc.* (a)	11,087	95,016
Univest Corp. of Pennsylvania	4,634	76,600
Virginia Commerce Bancorp., Inc.*	7,178	60,511
Washington Banking Co. (a)	4,313	59,951
Washington Trust Bancorp., Inc. (a)	3,906	95,228
Webster Financial Corp.	19,327	418,623
WesBanco, Inc.	6,368	135,384
West Bancorp. (a)	4,052	38,535
West Coast Bancorp.* (a)	5,221	102,593
Westamerica Bancorp. (a)	7,452	351,660
Western Alliance Bancorp.*	18,743	175,434
Wilshire Bancorp., Inc.* (a)	16,309	89,373
Wintrust Financial Corp. (a)	9,726	345,273
		20,274,436
	Shares	Value ($)

Consumer Finance 0.6%
Cash America International, Inc.	7,871	346,639
Credit Acceptance Corp.* (a)	2,108	177,978
DFC Global Corp.*	11,783	217,161
EZCORP, Inc. "A"*	12,855	301,578
First Cash Financial Services, Inc.*	7,657	307,582
Green Dot Corp. "A"* (a)	6,431	142,254
Nelnet, Inc. "A"	6,400	147,200
Netspend Holdings, Inc.* (a)	8,332	76,571
Nicholas Financial, Inc. (a)	2,636	33,793
Regional Management Corp.* (a)	1,291	21,237
The First Marblehead Corp.* (a)	15,439	18,064
World Acceptance Corp.* (a)	2,948	193,978
		1,984,035
Diversified Financial Services 0.3%
California First National Bancorp. (a)	762	11,956
FX Alliance, Inc.*	1,567	24,618
Gain Capital Holdings, Inc. (a)	3,999	19,955
MarketAxess Holdings, Inc.	9,778	260,486
Marlin Business Services Corp.	2,051	33,616
MicroFinancial, Inc.	2,275	18,427
NewStar Financial, Inc.* (a)	6,897	89,385
PHH Corp.* (a)	15,183	265,399
PICO Holdings, Inc.* (a)	6,072	136,074
Resource America, Inc. "A"	3,243	20,690
		880,606
Insurance 2.3%
Alterra Capital Holdings Ltd. (a)	22,968	536,303
American Equity Investment Life Holding Co. (a)	16,223	178,615
American Safety Insurance Holdings Ltd.*	2,357	44,194
AMERISAFE, Inc.*	4,841	125,624
AmTrust Financial Services, Inc. (a)	6,537	194,214
Argo Group International Holdings Ltd.	6,909	202,226
Baldwin & Lyons, Inc. (a)	2,465	57,287
Citizens, Inc.* (a)	10,585	103,204
CNO Financial Group, Inc. (a)	56,840	443,352
Crawford & Co. "B" (a)	7,650	31,288
Donegal Group, Inc. "A"	2,074	27,543
Eastern Insurance Holdings, Inc.	1,773	30,141
eHealth, Inc.* (a)	5,375	86,591
EMC Insurance Group, Inc. (a)	1,245	25,149
Employers Holdings, Inc.	8,588	154,928
Enstar Group Ltd.*	2,263	223,901
FBL Financial Group, Inc. "A" (a)	2,720	76,187
First American Financial Corp.	28,446	482,444
Flagstone Reinsurance Holdings SA (a)	14,369	115,096
Fortegra Financial Corp.*	1,513	12,104
Global Indemnity PLC*	3,048	61,722
Greenlight Capital Re Ltd. "A"* (a)	7,522	191,209
Hallmark Financial Services, Inc.*	4,103	32,003
Hilltop Holdings, Inc.*	10,486	108,111
Homeowners Choice, Inc.	1,923	33,845
Horace Mann Educators Corp.	10,579	184,921
Independence Holding Co. (a)	2,109	20,774
Infinity Property & Casualty Corp.	3,149	181,603
Investors Title Co.	333	18,958
Kansas City Life Insurance Co. (a)	1,074	37,794
Maiden Holdings Ltd.	13,212	114,680
Meadowbrook Insurance Group, Inc. (a)	13,501	118,674
	Shares	Value ($)

Montpelier Re Holdings Ltd.	13,411	285,520
National Financial Partners Corp.* (a)	11,079	148,459
National Interstate Corp.	1,647	43,794
National Western Life Insurance Co. "A"	577	81,888
Navigators Group, Inc.*	2,675	133,884
OneBeacon Insurance Group Ltd. "A"	6,186	80,542
Phoenix Companies, Inc.* (a)	31,041	57,426
Platinum Underwriters Holdings Ltd.	9,322	355,168
Presidential Life Corp.	5,610	55,146
Primerica, Inc.	12,594	336,638
RLI Corp. (a)	5,671	386,762
Safety Insurance Group, Inc.	3,403	138,298
Seabright Holdings, Inc.	5,256	46,726
Selective Insurance Group, Inc. (a)	14,674	255,474
State Auto Financial Corp. (a)	3,829	53,797
Stewart Information Services Corp. (a)	4,977	76,397
Symetra Financial Corp.	20,784	262,294
Tower Group, Inc. (a)	9,328	194,675
United Fire Group, Inc. (a)	5,395	115,075
Universal Insurance Holdings, Inc. (a)	5,335	18,192
		7,380,840
Real Estate Investment Trusts 7.3%
Acadia Realty Trust (REIT)	11,721	271,693
AG Mortgage Investment Trust, Inc. (a)	4,206	90,387
Agree Realty Corp. (REIT) (a)	3,141	69,510
Alexander's, Inc. (REIT)	563	242,715
American Assets Trust, Inc. (REIT)	8,857	214,782
American Capital Mortgage Investment Corp. (REIT) (a)	9,691	231,421
American Realty Capital Trust, Inc. (REIT) (a)	42,445	463,499
Anworth Mortgage Asset Corp. (REIT) (a)	36,629	258,234
Apollo Commercial Real Estate Finance, Inc. (REIT) (a)	4,656	74,822
Apollo Residential Mortgage, Inc. (REIT) (a)	6,454	124,433
Ares Commercial Real Estate Corp. (REIT) (a)	2,063	36,061
ARMOUR Residential REIT, Inc. (REIT) (a)	47,582	338,308
Ashford Hospitality Trust (REIT)	14,308	120,616
Associated Estates Realty Corp. (REIT)	11,351	169,697
Campus Crest Communities, Inc. (REIT) (a)	8,383	87,099
CapLease, Inc. (REIT)	17,895	74,264
Capstead Mortgage Corp. (REIT)	24,971	347,347
Cedar Realty Trust, Inc. (REIT) (a)	16,227	81,946
Chatham Lodging Trust (REIT)	3,672	52,436
Chesapeake Lodging Trust (REIT) (a)	8,706	149,917
Colonial Properties Trust (REIT)	23,542	521,220
Colony Financial, Inc. (REIT)	8,763	151,600
Coresite Realty Corp. (REIT)	5,498	141,958
Cousins Properties, Inc. (REIT)	24,326	188,527
CreXus Investment Corp. (REIT) (a)	17,943	182,480
CubeSmart (REIT)	32,983	384,912
CYS Investments, Inc. (REIT) (a)	31,006	426,953
	Shares	Value ($)

DCT Industrial Trust, Inc. (REIT) (a)	66,185	416,966
DiamondRock Hospitality Co. (REIT)	45,034	459,347
DuPont Fabros Technology, Inc. (REIT) (a)	16,433	469,327
Dynex Capital, Inc. (REIT)	14,752	153,126
EastGroup Properties, Inc. (REIT)	7,619	406,093
Education Realty Trust, Inc. (REIT)	25,341	280,778
Entertainment Properties Trust (REIT) (a)	12,549	515,889
Equity One, Inc. (REIT)	14,683	311,280
Excel Trust, Inc. (REIT) (a)	9,029	107,987
FelCor Lodging Trust, Inc. (REIT)*	33,050	155,335
First Industrial Realty Trust, Inc. (REIT)*	23,787	300,192
First Potomac Realty Trust (REIT)	13,660	160,778
Franklin Street Properties Corp. (REIT) (a)	19,454	205,823
Getty Realty Corp. (REIT) (a)	6,872	131,599
Gladstone Commercial Corp. (REIT) (a)	2,983	49,697
Glimcher Realty Trust (REIT)	37,371	381,932
Government Properties Income Trust (REIT)	9,926	224,526
Gramercy Capital Corp. (REIT)*	12,268	30,670
Gyrodyne Co. of America, Inc. (REIT)*	319	36,465
Healthcare Realty Trust, Inc. (REIT)	20,878	497,732
Hersha Hospitality Trust (REIT)	46,122	243,524
Highwoods Properties, Inc. (REIT)	19,773	665,361
Hudson Pacific Properties, Inc. (REIT)	9,608	167,275
Inland Real Estate Corp. (REIT)	20,513	171,899
Invesco Mortgage Capital (REIT)	30,911	566,908
Investors Real Estate Trust (REIT) (a)	22,910	180,989
iStar Financial, Inc. (REIT)* (a)	22,706	146,454
Kite Realty Group Trust (REIT)	14,993	74,815
LaSalle Hotel Properties (REIT) (a)	22,954	668,880
Lexington Realty Trust (REIT)	32,069	271,624
LTC Properties, Inc. (REIT) (a)	8,143	295,428
Medical Properties Trust, Inc. (REIT) (a)	36,321	349,408
Mission West Properties, Inc. (REIT)	4,993	43,040
Monmouth Real Estate Investment Corp. "A" (REIT)	10,922	128,006
National Health Investors, Inc. (REIT)	6,556	333,832
New York Mortgage Trust, Inc. (REIT)	4,614	32,575
NorthStar Realty Finance Corp. (REIT) (a)	36,080	188,338
OMEGA Healthcare Investors, Inc. (REIT) (a)	28,338	637,605
One Liberty Properties, Inc. (REIT) (a)	3,092	58,222
Parkway Properties, Inc. (REIT)	4,254	48,666
Pebblebrook Hotel Trust (REIT)	14,075	328,088
Pennsylvania Real Estate Investment Trust (REIT)	15,004	224,760
PennyMac Mortgage Investment Trust (REIT) (a)	11,078	218,569
Potlatch Corp. (REIT)	10,804	345,080
PS Business Parks, Inc. (REIT)	4,960	335,891
RAIT Financial Trust (REIT) (a)	13,036	60,226
	Shares	Value ($)

Ramco-Gershenson Properties Trust (REIT)	12,478	156,849
Redwood Trust, Inc. (REIT) (a)	21,153	263,989
Resource Capital Corp. (REIT) (a)	22,692	120,948
Retail Opportunity Investments Corp. (REIT) (a)	13,569	163,642
RLJ Lodging Trust (REIT) (a)	28,596	518,446
Rouse Properties, Inc. (REIT)* (a)	5,935	80,419
Sabra Health Care REIT, Inc. (REIT)	9,832	168,226
Saul Centers, Inc. (REIT)	2,048	87,798
Select Income REIT (REIT)*	2,465	58,568
Sovran Self Storage, Inc. (REIT)	7,766	388,999
STAG Industrial, Inc. (REIT) (a)	6,387	93,123
Starwood Property Trust, Inc. (REIT)	31,174	664,318
Strategic Hotels & Resorts, Inc. (REIT)*	48,579	313,820
Summit Hotel Properties, Inc. (REIT)	8,201	68,642
Sun Communities, Inc. (REIT) (a)	7,081	313,263
Sunstone Hotel Investors, Inc. (REIT)*	31,923	350,834
Terreno Realty Corp. (REIT) (a)	3,539	53,474
Two Harbors Investment Corp. (REIT)	57,337	594,011
UMH Properties, Inc. (REIT)	3,540	37,984
Universal Health Realty Income Trust (REIT) (a)	3,136	130,238
Urstadt Biddle Properties "A" (REIT)	6,193	122,436
Washington Real Estate Investment Trust (REIT) (a)	17,744	504,817
Western Asset Mortgage Capital Corp. (REIT)* (a)	2,140	41,709
Whitestone REIT "B" (REIT) (a)	2,731	37,715
Winthrop Realty Trust (REIT) (a)	7,975	96,976
		23,009,086
Real Estate Management & Development 0.2%
AV Homes, Inc.* (a)	2,668	38,899
Consolidated-Tomoka Land Co. (a)	1,100	31,658
Forestar Group, Inc.*	9,260	118,621
Kennedy-Wilson Holdings, Inc. (a)	9,425	132,044
Tejon Ranch Co.* (a)	3,547	101,515
Thomas Properties Group, Inc.	8,636	46,980
		469,717
Thrifts & Mortgage Finance 1.4%
Astoria Financial Corp. (a)	23,354	228,869
Bank Mutual Corp. (a)	12,588	55,513
BankFinancial Corp. (a)	5,966	44,924
Beneficial Mutual Bancorp., Inc.*	8,922	76,997
Berkshire Hills Bancorp., Inc. (a)	5,949	130,878
BofI Holding, Inc.* (a)	2,572	50,823
Brookline Bancorp., Inc.	18,729	165,752
Cape Bancorp., Inc.* (a)	3,232	26,858
Chartar Financial Corp. (a)	1,490	14,453
Clifton Savings Bancorp., Inc.	2,359	24,557
Dime Community Bancshares	8,485	112,766
Doral Financial Corp.* (a)	35,758	53,637
ESB Financial Corp. (a)	2,803	37,000
ESSA Bancorp., Inc. (a)	2,280	24,624
EverBank Financial Corp.*	5,984	65,046
Federal Agricultural Mortgage Corp. "C" (a)	2,672	70,086
First Defiance Financial Corp.	2,601	44,529
	Shares	Value ($)

First Federal Bancshares of Arkansas, Inc.* (a)	944	7,646
First Financial Holdings, Inc.	4,361	46,750
First Financial Northwest, Inc.*	4,297	34,892
First PacTrust Bancorp, Inc. (a)	2,857	33,884
Flushing Financial Corp.	8,390	114,356
Fox Chase Bancorp. (a)	3,253	46,973
Franklin Financial Corp.* (a)	3,775	62,099
Heritage Financial Group, Inc.	2,318	29,833
Hingham Institution for Savings	343	20,741
Home Bancorp., Inc.* (a)	1,831	31,365
Home Federal Bancorp., Inc. (a)	4,056	42,588
Home Loan Servicing Solutions Ltd. (a)	3,499	46,887
HomeStreet, Inc.* (a)	1,139	36,437
Kaiser Federal Financial Group, Inc.	2,404	35,531
Kearny Financial Corp. (a)	4,167	40,378
Meridian Interstate Bancorp., Inc.* (a)	2,448	34,076
MGIC Investment Corp.* (a)	50,782	146,252
NASB Financial, Inc.* (a)	1,126	22,351
Nationstar Mortgage Holdings, Inc.*	5,134	110,484
Northfield Bancorp., Inc. (a)	4,097	58,218
Northwest Bancshares, Inc.	26,088	305,490
OceanFirst Financial Corp.	3,998	57,411
Ocwen Financial Corp.* (a)	28,788	540,639
Oritani Financial Corp.	12,220	175,846
Peoples Federal Bancshares, Inc.*	1,623	27,104
Provident Financial Holdings, Inc.	2,597	29,943
Provident Financial Services, Inc. (a)	16,139	247,734
Provident New York Bancorp.	9,116	69,190
Radian Group, Inc. (a)	35,548	116,953
Rockville Financial, Inc. (a)	7,797	90,211
Roma Financial Corp. (a)	2,001	17,048
SI Financial Group, Inc.	2,826	32,499
Territorial Bancorp., Inc. (a)	2,875	65,464
Tree.com, Inc.*	1,621	18,544
TrustCo Bank Corp. (a)	24,678	134,742
United Financial Bancorp., Inc. (a)	4,217	60,640
ViewPoint Financial Group	9,016	141,010
Walker & Dunlop, Inc.*	2,987	38,383
Waterstone Financial, Inc.*	1,961	7,452
Westfield Financial, Inc. (a)	6,809	49,706
WSFS Financial Corp.	2,043	82,558
		4,537,620
Health Care 13.1%
Biotechnology 3.9%
Achillion Pharmaceuticals, Inc.*	14,261	88,418
Acorda Therapeutics, Inc.* (a)	10,756	253,411
Aegerion Pharmaceuticals, Inc.* (a)	5,788	85,894
Affymax, Inc.*	9,720	125,194
Agenus, Inc.* (a)	6,112	32,027
Alkermes PLC* (a)	32,820	556,955
Allos Therapeutics, Inc.* (a)	21,791	39,006
Alnylam Pharmaceuticals, Inc.* (a)	12,443	145,210
AMAG Pharmaceuticals, Inc.* (a)	5,672	87,349
Amicus Therapeutics, Inc.* (a)	8,102	44,561
Anacor Pharmaceuticals, Inc.* (a)	3,988	25,882
Arena Pharmaceuticals, Inc.* (a)	52,833	527,273
ArQule, Inc.* (a)	15,414	91,405
Array BioPharma, Inc.*	23,891	82,902
Astex Pharmaceuticals, Inc.*	25,057	52,369
	Shares	Value ($)

Aveo Pharmaceuticals, Inc.* (a)	10,439	126,938
BioCryst Pharmaceuticals, Inc.* (a)	13,212	52,584
BioSpecifics Technologies Corp.* (a)	1,409	26,461
BioTime, Inc.* (a)	8,197	37,706
Celldex Therapeutics, Inc.* (a)	16,129	83,709
Cepheid, Inc.* (a)	17,585	786,929
ChemoCentryx, Inc.*	1,325	19,875
Clovis Oncology, Inc.* (a)	3,665	79,457
Codexis, Inc.* (a)	6,422	24,018
Coronado Biosciences, Inc.*	3,635	18,357
Cubist Pharmaceuticals, Inc.* (a)	16,977	643,598
Curis, Inc.* (a)	21,427	115,706
Cytori Therapeutics, Inc.* (a)	14,106	38,086
Dendreon Corp.* (a)	41,268	305,383
Discovery Laboratories, Inc.* (a)	11,653	27,035
DUSA Pharmaceuticals, Inc.* (a)	6,513	33,998
Dyax Corp.*	27,197	57,930
Dynavax Technologies Corp.* (a)	46,963	202,880
Emergent Biosolutions, Inc.*	6,952	105,323
Enzon Pharmaceuticals, Inc.* (a)	11,391	78,256
Exact Sciences Corp.* (a)	15,503	166,192
Exelixis, Inc.* (a)	39,496	218,413
Genomic Health, Inc.* (a)	4,303	143,720
Geron Corp.* (a)	34,552	59,429
GTx, Inc.* (a)	7,616	26,884
Halozyme Therapeutics, Inc.* (a)	24,058	213,154
Horizon Pharma, Inc.* (a)	5,672	40,441
Idenix Pharmaceuticals, Inc.* (a)	20,032	206,330
ImmunoCellular Therapeutics Ltd.*	10,706	40,147
ImmunoGen, Inc.* (a)	20,736	347,950
Immunomedics, Inc.* (a)	17,735	63,314
Infinity Pharmaceuticals, Inc.* (a)	5,233	70,959
InterMune, Inc.* (a)	17,534	209,531
Ironwood Pharmaceuticals, Inc. "A"* (a)	20,159	277,791
Isis Pharmaceuticals, Inc.* (a)	26,878	322,536
Keryx Biopharmaceuticals, Inc.* (a)	17,690	31,842
Lexicon Pharmaceuticals, Inc.* (a)	53,285	119,891
Ligand Pharmaceuticals, Inc. "B"* (a)	4,676	79,211
MannKind Corp.* (a)	30,261	69,298
Maxygen, Inc.* (a)	7,387	44,027
Merrimack Pharmaceuticals, Inc.* (a)	4,085	29,739
Momenta Pharmaceuticals, Inc.* (a)	12,555	169,744
Neurocrine Biosciences, Inc.*	17,780	140,640
NewLink Genetics Corp.* (a)	3,401	50,947
Novavax, Inc.* (a)	29,339	45,769
NPS Pharmaceuticals, Inc.* (a)	23,214	199,873
OncoGenex Pharmaceutical, Inc.* (a)	3,802	51,099
Oncothyreon, Inc.* (a)	15,364	71,904
Opko Health, Inc.* (a)	28,831	132,623
Orexigen Therapeutics, Inc.* (a)	16,183	89,654
Osiris Therapeutics, Inc.* (a)	4,179	45,844
PDL BioPharma, Inc. (a)	37,547	248,937
Pharmacyclics, Inc.* (a)	14,580	796,214
Progenics Pharmaceuticals, Inc.* (a)	7,920	77,458
Raptor Pharmaceuticals Corp.* (a)	13,432	75,085
Repligen Corp.*	8,285	35,625
Rigel Pharmaceuticals, Inc.* (a)	19,182	178,393
Sangamo BioSciences, Inc.* (a)	13,729	75,784
	Shares	Value ($)

SciClone Pharmaceuticals, Inc.* (a)	15,227	106,741
Seattle Genetics, Inc.* (a)	25,391	644,677
SIGA Technologies, Inc.* (a)	9,355	26,849
Spectrum Pharmaceuticals, Inc.* (a)	15,953	248,229
Sunesis Pharmaceuticals, Inc.* (a)	7,416	21,284
Synageva BioPharma Corp.*	2,459	99,737
Synergy Pharmaceuticals, Inc.* (a)	11,017	52,331
Synta Pharmaceuticals Corp.* (a)	9,966	54,514
Targacept, Inc.*	7,283	31,317
Theravance, Inc.* (a)	16,260	361,297
Threshold Pharmaceuticals, Inc.* (a)	12,056	89,214
Trius Therapeutics, Inc.* (a)	6,705	38,621
Vanda Pharmaceuticals, Inc.*	7,331	32,256
Verastem, Inc.* (a)	1,606	16,381
Vical, Inc.* (a)	20,422	73,519
XOMA Corp.* (a)	18,281	54,843
ZIOPHARM Oncology, Inc.* (a)	17,876	106,362
		12,426,649
Health Care Equipment & Supplies 3.3%
Abaxis, Inc.*	5,816	215,192
ABIOMED, Inc.* (a)	8,959	204,444
Accuray, Inc.* (a)	19,141	130,924
Align Technology, Inc.* (a)	19,256	644,306
Alphatec Holdings, Inc.* (a)	14,080	25,907
Analogic Corp.	3,293	204,166
AngioDynamics, Inc.*	6,425	77,164
Anika Therapeutics, Inc.*	3,160	42,944
Antares Pharma, Inc.* (a)	24,495	89,162
ArthroCare Corp.*	7,421	217,287
AtriCure, Inc.*	3,732	35,865
Atrion Corp.	417	85,477
Biolase, Inc.* (a)	1	2
Cantel Medical Corp. (a)	5,689	155,025
Cardiovascular Systems, Inc.* (a)	4,526	44,310
Cerus Corp.* (a)	14,245	47,293
Conceptus, Inc.* (a)	8,317	164,843
CONMED Corp.	7,605	210,430
CryoLife, Inc.*	7,011	36,668
Cyberonics, Inc.*	7,332	329,500
Cynosure, Inc. "A"*	2,700	57,105
Derma Sciences, Inc.* (a)	2,505	23,848
Dexcom, Inc.*	18,388	238,308
Endologix, Inc.* (a)	14,839	229,114
EnteroMedics, Inc.* (a)	6,833	23,574
Exactech, Inc.*	2,330	39,074
Greatbatch, Inc.*	6,359	144,413
Haemonetics Corp.*	6,783	502,688
Hansen Medical, Inc.* (a)	14,467	32,840
HeartWare International, Inc.* (a)	3,791	336,641
ICU Medical, Inc.* (a)	3,359	179,303
Insulet Corp.* (a)	12,825	274,070
Integra LifeSciences Holdings*	5,231	194,489
Invacare Corp.	8,566	132,173
IRIS International, Inc.*	4,126	46,624
MAKO Surgical Corp.* (a)	9,688	248,110
Masimo Corp.* (a)	13,395	299,780
Meridian Bioscience, Inc. (a)	11,170	228,538
Merit Medical Systems, Inc.*	11,180	154,396
Natus Medical, Inc.*	7,709	89,579
Navidea Biopharmaceuticals, Inc.* (a)	25,307	94,142
Neogen Corp.*	6,320	291,984
	Shares	Value ($)

NuVasive, Inc.* (a)	11,575	293,542
NxStage Medical, Inc.* (a)	13,203	221,282
OraSure Technologies, Inc.*	12,938	145,423
Orthofix International NV* (a)	5,026	207,323
Palomar Medical Technologies, Inc.* (a)	5,096	43,316
PhotoMedex, Inc.* (a)	3,516	42,719
Quidel Corp.* (a)	7,476	117,224
Rochester Medical Corp.*	2,849	30,655
Rockwell Medical Technologies, Inc.* (a)	5,612	52,248
RTI Biologics, Inc.*	14,435	54,276
Solta Medical, Inc.* (a)	16,467	48,248
Spectranetics Corp.*	9,388	107,211
STAAR Surgical Co.* (a)	9,836	76,426
STERIS Corp.	15,454	484,792
SurModics, Inc.* (a)	4,240	73,352
Symmetry Medical, Inc.*	9,633	82,651
Tornier NV* (a)	4,059	91,003
Unilife Corp.* (a)	19,901	67,265
Utah Medical Products, Inc.	881	29,540
Vascular Solutions, Inc.*	4,436	55,716
Volcano Corp.*	14,287	409,323
West Pharmaceutical Services, Inc.	9,083	458,601
Wright Medical Group, Inc.* (a)	10,637	227,100
Young Innovations, Inc.	1,416	48,838
Zeltiq Aesthetics, Inc.* (a)	4,544	25,446
		10,315,222
Health Care Providers & Services 2.8%
Acadia Healthcare Co., Inc.*	6,173	108,274
Accretive Health, Inc.* (a)	15,095	165,441
Air Methods Corp.*	3,436	337,587
Almost Family, Inc.* (a)	2,247	50,198
Amedisys, Inc.* (a)	8,256	102,787
AMN Healthcare Services, Inc.* (a)	10,673	63,291
AmSurg Corp.*	8,477	254,140
Assisted Living Concepts, Inc. "A" (a)	5,298	75,338
Bio-Reference Laboratories, Inc.* (a)	6,505	170,951
BioScrip, Inc.*	11,778	87,511
Capital Senior Living Corp.*	7,676	81,366
Centene Corp.*	13,789	415,876
Chemed Corp. (a)	5,142	310,783
Chindex International, Inc.* (a)	3,029	29,684
CorVel Corp.*	1,692	82,908
Cross Country Healthcare, Inc.*	6,856	29,961
Emeritus Corp.* (a)	8,331	140,211
ExamWorks Group, Inc.*	7,845	103,789
Five Star Quality Care, Inc.*	10,761	33,036
Gentiva Health Services, Inc.* (a)	8,193	56,778
Hanger, Inc.*	9,145	234,478
HEALTHSOUTH Corp.* (a)	25,628	596,107
Healthways, Inc.*	9,139	72,929
HMS Holdings Corp.*	23,034	767,263
IntegraMed America, Inc.*	2,343	32,451
IPC The Hospitalist Co.*	4,442	201,311
Kindred Healthcare, Inc.* (a)	14,062	138,229
Landauer, Inc.	2,510	143,898
LHC Group, Inc.*	4,193	71,113
Magellan Health Services, Inc.* (a)	7,316	331,634
Metropolitan Health Networks, Inc.*	11,883	113,720
MModal, Inc.* (a)	10,537	136,770
	Shares	Value ($)

Molina Healthcare, Inc.*	8,023	188,220
MWI Veterinary Supply, Inc.*	3,411	350,548
National Healthcare Corp. (a)	2,832	128,091
National Research Corp.	675	35,336
Owens & Minor, Inc. (a)	17,012	521,078
PDI, Inc.*	2,687	22,141
PharMerica Corp.*	7,673	83,789
Providence Service Corp.*	3,628	49,740
PSS World Medical, Inc.* (a)	13,449	282,295
Select Medical Holdings Corp.* (a)	9,375	94,781
Skilled Healthcare Group, Inc. "A"*	5,253	32,989
Sun Healthcare Group, Inc.*	6,638	55,560
Sunrise Senior Living, Inc.* (a)	15,357	111,953
Team Health Holdings, Inc.*	7,610	183,325
The Ensign Group, Inc.	4,664	131,851
Triple-S Management Corp. "B"*	5,310	97,067
U.S. Physical Therapy, Inc.	3,095	78,706
Universal American Corp.*	10,073	106,069
Vanguard Health Systems, Inc.* (a)	8,722	77,539
WellCare Health Plans, Inc.*	11,543	611,779
		8,782,670
Health Care Technology 0.7%
athenahealth, Inc.* (a)	9,606	760,507
Computer Programs & Systems, Inc.	2,965	169,657
ePocrates, Inc.*	5,010	40,180
Greenway Medical Technologies, Inc.* (a)	1,996	32,555
HealthStream, Inc.*	5,235	136,110
MedAssets, Inc.*	15,642	210,385
Medidata Solutions, Inc.*	5,954	194,517
Mediware Information Systems, Inc.*	963	14,060
Merge Healthcare, Inc.*	14,878	42,551
Omnicell, Inc.*	9,152	133,985
Quality Systems, Inc. (a)	10,600	291,606
Vocera Communications, Inc.*	1,805	48,356
		2,074,469
Life Sciences Tools & Services 0.4%
Affymetrix, Inc.* (a)	19,138	89,757
BG Medicine, Inc.* (a)	2,890	20,172
Cambrex Corp.*	8,068	75,920
eResearchTechnology, Inc.*	13,511	107,953
Fluidigm Corp.* (a)	5,494	82,630
Furiex Pharmaceuticals, Inc.*	1,972	41,313
Harvard Bioscience, Inc.*	7,264	27,385
Luminex Corp.* (a)	11,156	273,210
MEDTOX Scientific, Inc.*	2,012	54,244
Pacific Biosciences of California, Inc.* (a)	9,016	19,565
PAREXEL International Corp.* (a)	16,039	452,781
Sequenom, Inc.* (a)	30,531	123,956
		1,368,886
Pharmaceuticals 2.0%
Acura Pharmaceuticals, Inc.* (a)	3,929	12,337
Akorn, Inc.* (a)	15,229	240,161
Ampio Pharmaceuticals, Inc.* (a)	5,510	27,991
Auxilium Pharmaceuticals, Inc.*	12,966	348,656
AVANIR Pharmaceuticals, Inc. "A"* (a)	36,909	144,683
BioDelivery Sciences International, Inc.* (a)	5,688	25,482
BioSante Pharmaceuticals, Inc.*	1	3
	Shares	Value ($)

Cadence Pharmaceuticals, Inc.* (a)	16,172	57,734
Cempra, Inc.*	1,039	9,725
Corcept Therapeutics, Inc.* (a)	11,753	52,771
Cornerstone Therapeutics, Inc.* (a)	2,025	12,818
Cumberland Pharmaceuticals, Inc.*	3,189	20,601
DepoMed, Inc.*	14,977	85,219
Endocyte, Inc.* (a)	7,940	65,267
Hi-Tech Pharmacal Co., Inc.* (a)	2,901	93,993
Impax Laboratories, Inc.*	17,959	364,029
Jazz Pharmaceuticals PLC*	11,127	500,826
Lannett Co., Inc.* (a)	4,143	17,566
MAP Pharmaceuticals, Inc.* (a)	6,680	100,067
Medicines Co.*	14,766	338,732
Medicis Pharmaceutical Corp. "A"	15,388	525,500
Nektar Therapeutics* (a)	30,729	247,983
Obagi Medical Products, Inc.*	5,131	78,351
Omeros Corp.* (a)	6,018	60,180
Optimer Pharmaceuticals, Inc.* (a)	12,612	195,738
Pacira Pharmaceuticals, Inc.* (a)	4,955	79,478
Pain Therapeutics, Inc.* (a)	10,693	50,150
Par Pharmaceutical Companies, Inc.* (a)	9,844	355,762
Pernix Therapeutics Holdings, Inc.*	2,453	17,882
POZEN, Inc.* (a)	6,813	42,513
Questcor Pharmaceuticals, Inc.* (a)	14,405	766,922
Repros Therapeutics, Inc.* (a)	3,978	36,120
Sagent Pharmaceuticals, Inc.* (a)	2,521	45,580
Santarus, Inc.* (a)	14,942	105,939
Sucampo Pharmaceuticals, Inc. "A"* (a)	2,707	19,030
Supernus Pharmaceuticals, Inc.* (a)	980	9,173
Transcept Pharmaceuticals, Inc.* (a)	3,386	20,993
Ventrus Biosciences, Inc.*	3,350	14,305
ViroPharma, Inc.*	18,629	441,507
VIVUS, Inc.* (a)	26,717	762,503
XenoPort, Inc.* (a)	9,635	58,196
Zogenix, Inc.* (a)	9,783	24,262
		6,476,728
Industrials 14.8%
Aerospace & Defense 1.6%
AAR Corp. (a)	10,801	145,597
Aerovironment, Inc.*	4,657	122,526
American Science & Engineering, Inc.	2,419	136,553
API Technologies Corp.* (a)	8,697	32,005
Astronics Corp.*	2,764	78,055
Ceradyne, Inc.	6,504	166,828
CPI Aerostructures, Inc.*	1,506	16,566
Cubic Corp.	4,272	205,398
Curtiss-Wright Corp.	12,579	390,578
DigitalGlobe, Inc.*	9,696	146,991
Esterline Technologies Corp.*	8,214	512,143
GenCorp, Inc.* (a)	16,183	105,351
GeoEye, Inc.* (a)	4,054	62,756
HEICO Corp. (a)	14,117	557,904
Hexcel Corp.* (a)	26,686	688,232
Kratos Defense & Security Solutions, Inc.* (a)	10,775	62,926
LMI Aerospace, Inc.* (a)	2,340	40,669
Moog, Inc. "A"*	12,139	501,948
National Presto Industries, Inc. (a)	1,279	89,236
Orbital Sciences Corp.* (a)	15,839	204,640
SIFCO Industries, Inc.	676	15,534
	Shares	Value ($)

Sypris Solutions, Inc.	2,843	19,816
Taser International, Inc.* (a)	14,791	77,505
Teledyne Technologies, Inc.*	9,851	607,314
The Keyw Holding Corp.* (a)	4,886	49,055
		5,036,126
Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	14,420	74,984
Atlas Air Worldwide Holdings, Inc.* (a)	7,079	308,007
Forward Air Corp.	7,850	253,320
Hub Group, Inc. "A"*	9,920	359,104
Pacer International, Inc.*	9,352	50,688
Park-Ohio Holdings Corp.*	2,448	46,585
XPO Logistics, Inc.*	4,719	79,279
		1,171,967
Airlines 0.8%
Alaska Air Group, Inc.*	19,070	684,613
Allegiant Travel Co.* (a)	4,011	279,487
Hawaiian Holdings, Inc. "A"* (a)	13,574	88,367
JetBlue Airways Corp.* (a)	62,688	332,246
Republic Airways Holdings, Inc.*	12,879	71,478
SkyWest, Inc. (a)	13,385	87,404
Spirit Airlines, Inc.*	11,164	217,251
U.S. Airways Group, Inc.* (a)	43,508	579,962
		2,340,808
Building Products 0.8%
A.O. Smith Corp. (a)	10,459	511,340
AAON, Inc. (a)	5,014	94,514
Ameresco, Inc. "A"* (a)	5,435	64,840
American Woodmark Corp.* (a)	2,550	43,605
Apogee Enterprises, Inc.	7,527	120,959
Builders FirstSource, Inc.* (a)	11,657	55,254
Gibraltar Industries, Inc.*	8,113	84,213
Griffon Corp.	12,073	103,586
Insteel Industries, Inc.	4,711	52,528
NCI Building Systems, Inc.*	4,812	52,114
Nortek, Inc.* (a)	2,079	104,033
Patrick Industries, Inc.*	1,065	13,579
PGT, Inc.*	5,284	16,011
Quanex Building Products Corp.	9,805	175,313
Simpson Manufacturing Co., Inc.	10,722	316,406
Trex Co., Inc.* (a)	3,753	112,928
Universal Forest Products, Inc.	5,297	206,477
USG Corp.* (a)	19,876	378,638
		2,506,338
Commercial Services & Supplies 2.3%
A.T. Cross Co. "A"*	2,529	24,961
ABM Industries, Inc.	14,393	281,527
Acco Brands Corp.*	30,287	313,168
Acorn Energy, Inc. (a)	4,794	39,886
American Reprographics Co.*	9,656	48,570
Asset Acceptance Capital Corp.*	4,246	28,873
ASTA Funding, Inc.	2,965	27,782
Casella Waste Systems, Inc. "A"* (a)	7,219	42,231
CECO Environmental Corp.	1,926	15,215
Cenveo, Inc.* (a)	15,166	29,270
CompX International, Inc.	452	5,695
Consolidated Graphics, Inc.*	2,075	60,279
Courier Corp.	2,933	38,862
Deluxe Corp. (a)	13,721	342,202
Encore Capital Group, Inc.*	5,871	173,899
EnergySolutions, Inc.*	21,222	35,865
	Shares	Value ($)

EnerNOC, Inc.* (a)	6,765	48,979
Ennis, Inc.	6,979	107,337
G & K Services, Inc. "A"	5,103	159,163
Gerber Scientific, Inc.	6,939	0
Healthcare Services Group, Inc. (a)	17,990	348,646
Heritage-Crystal Clean, Inc.* (a)	2,060	33,681
Herman Miller, Inc.	15,625	289,375
HNI Corp. (a)	12,209	314,382
Innerworkings, Inc.* (a)	8,506	115,086
Interface, Inc. (a)	15,700	213,991
Intersections, Inc.	2,357	37,359
Kimball International, Inc. "B"	8,430	64,911
Knoll, Inc.	12,900	173,118
McGrath RentCorp.	6,638	175,907
Metalico, Inc.* (a)	10,662	23,456
Mine Safety Appliances Co. (a)	7,393	297,494
Mobile Mini, Inc.*	10,251	147,614
Multi-Color Corp.	3,623	80,576
NL Industries, Inc. (a)	1,832	22,845
Portfolio Recovery Associates, Inc.* (a)	4,584	418,336
Quad Graphics, Inc. (a)	6,909	99,352
Schawk, Inc.	2,999	38,087
Standard Parking Corp.* (a)	4,211	90,621
Steelcase, Inc. "A"	20,129	181,765
Swisher Hygiene, Inc.* (a)	30,213	76,439
Sykes Enterprises, Inc.*	10,575	168,777
Team, Inc.*	5,340	166,501
Tetra Tech, Inc.* (a)	16,992	443,151
The Brink's Co. (a)	12,665	293,575
The Geo Group, Inc.*	16,455	373,858
TMS International Corp. "A"* (a)	3,322	33,120
TRC Companies, Inc.*	3,842	23,359
U.S. Ecology, Inc.	5,010	88,877
UniFirst Corp.	3,876	247,095
United Stationers, Inc. (a)	10,901	293,782
Viad Corp.	5,482	109,640
		7,308,540
Construction & Engineering 0.7%
Aegion Corp.*	10,453	187,004
Argan, Inc. (a)	2,655	37,117
Comfort Systems U.S.A., Inc.	10,105	101,252
Dycom Industries, Inc.*	8,984	167,192
EMCOR Group, Inc.	17,915	498,395
Furmanite Corp.* (a)	9,652	46,909
Granite Construction, Inc. (a)	10,388	271,231
Great Lakes Dredge & Dock Co.	15,595	111,036
Layne Christensen Co.*	5,247	108,561
MasTec, Inc.*	15,628	235,045
Michael Baker Corp.* (a)	2,280	59,485
MYR Group, Inc.*	5,612	95,741
Northwest Pipe Co.*	2,425	58,831
Orion Marine Group, Inc.*	7,515	52,304
Pike Electric Corp.*	4,276	33,011
Primoris Services Corp. (a)	8,043	96,516
Sterling Construction Co., Inc.*	4,300	43,946
Tutor Perini Corp.*	9,605	121,695
		2,325,271
Electrical Equipment 1.1%
A123 Systems, Inc.* (a)	28,702	36,164
Acuity Brands, Inc. (a)	11,308	575,690
American Superconductor Corp.* (a)	10,494	49,322
	Shares	Value ($)

AZZ, Inc. (a)	3,350	205,221
Belden, Inc.	12,194	406,670
Brady Corp. "A" (a)	13,143	361,564
Capstone Turbine Corp.* (a)	80,089	80,890
Coleman Cable, Inc.	2,288	19,883
Encore Wire Corp. (a)	5,099	136,551
EnerSys*	12,848	450,579
Enphase Energy, Inc.* (a)	2,125	13,217
Franklin Electric Co., Inc. (a)	6,281	321,147
FuelCell Energy, Inc.* (a)	42,275	42,698
Generac Holdings, Inc.*	6,667	160,408
Global Power Equipment Group, Inc. (a)	4,607	100,617
II-VI, Inc.*	14,089	234,864
LSI Industries, Inc.	4,939	35,166
Powell Industries, Inc.* (a)	2,345	87,609
Preformed Line Products Co. (a)	662	38,336
Thermon Group Holdings, Inc.* (a)	3,936	81,515
Vicor Corp.	5,406	37,518
		3,475,629
Industrial Conglomerates 0.2%
Raven Industries, Inc.	4,858	338,068
Seaboard Corp.*	83	177,038
Standex International Corp.	3,386	144,142
		659,248
Machinery 3.1%
Accuride Corp.* (a)	12,736	76,416
Actuant Corp. "A"	18,303	497,109
Alamo Group, Inc.	1,777	55,744
Albany International Corp. "A" (a)	7,354	137,593
Altra Holdings, Inc. (a)	7,106	112,133
American Railcar Industries, Inc.* (a)	2,611	70,758
Ampco-Pittsburgh Corp.	2,295	42,067
Astec Industries, Inc.*	5,384	165,181
Barnes Group, Inc. (a)	14,539	353,152
Blount International, Inc.* (a)	13,269	194,391
Briggs & Stratton Corp. (a)	13,155	230,081
Cascade Corp.	2,486	116,966
Chart Industries, Inc.*	8,014	551,043
CIRCOR International, Inc.	4,719	160,871
CLARCOR, Inc. (a)	13,454	647,945
Columbus McKinnon Corp.*	5,333	80,475
Commercial Vehicle Group, Inc.*	6,545	56,418
Douglas Dynamics, Inc. (a)	5,933	84,545
Dynamic Materials Corp. (a)	3,487	60,430
Energy Recovery, Inc.* (a)	10,991	26,378
EnPro Industries, Inc.*	5,490	205,161
ESCO Technologies, Inc. (a)	7,163	261,020
Federal Signal Corp.* (a)	16,764	97,902
Flow International Corp.*	12,996	40,937
FreightCar America, Inc.	3,136	72,034
Gorman-Rupp Co.	4,087	121,793
Graham Corp.	2,692	50,125
Greenbrier Companies, Inc.*	6,130	107,765
Hardinge, Inc.	3,137	28,547
Hurco Companies, Inc.*	1,628	33,358
John Bean Technologies Corp.	7,895	107,135
Kadant, Inc.*	3,049	71,499
Kaydon Corp. (a)	8,664	185,323
L.B. Foster Co. "A"	2,497	71,439
Lindsay Corp. (a)	3,411	221,374
Lydall, Inc.*	4,733	63,990
	Shares	Value ($)

Meritor, Inc.*	25,871	135,047
Met-Pro Corp.	4,051	37,310
Middleby Corp.* (a)	5,017	499,743
Miller Industries, Inc.	2,809	44,747
Mueller Industries, Inc. (a)	7,267	309,502
Mueller Water Products, Inc. "A"	41,488	143,548
NACCO Industries, Inc. "A"	1,478	171,818
NN, Inc.*	4,544	46,394
Omega Flex, Inc.* (a)	800	9,528
PMFG, Inc.* (a)	5,418	42,315
Proto Labs, Inc.* (a)	1,291	37,129
RBC Bearings, Inc.* (a)	5,943	281,104
Rexnord Corp.* (a)	7,726	154,829
Robbins & Myers, Inc.	10,369	433,632
Sauer-Danfoss, Inc.	3,079	107,549
Sun Hydraulics Corp.	5,558	135,004
Tennant Co.	5,014	200,309
The Eastern Co. (a)	1,668	26,938
Titan International, Inc. (a)	11,325	277,802
TriMas Corp.*	8,629	173,443
Twin Disc, Inc. (a)	2,230	41,233
Wabash National Corp.* (a)	18,266	120,921
Watts Water Technologies, Inc. "A" (a)	7,905	263,553
Woodward, Inc.	18,531	730,863
		9,883,359
Marine 0.0%
Genco Shipping & Trading Ltd.* (a)	7,928	24,180
International Shipholding Corp. (a)	1,425	26,876
Rand Logistics, Inc.*	4,745	40,332
		91,388
Professional Services 1.5%
Acacia Research Corp.*	13,321	496,074
Barrett Business Services, Inc.	1,760	37,206
CBIZ, Inc.*	10,384	61,681
CDI Corp. (a)	3,675	60,270
Corporate Executive Board Co.	8,955	366,080
CoStar Group, Inc.* (a)	7,124	578,469
CRA International, Inc.*	2,764	40,603
Dolan Co.*	8,156	54,890
Exponent, Inc.*	3,616	191,033
Franklin Covey Co.*	3,515	35,994
FTI Consulting, Inc.* (a)	11,241	323,179
GP Strategies Corp.*	3,969	73,307
Heidrick & Struggles International, Inc. (a)	4,885	85,488
Hill International, Inc.*	6,325	20,240
Hudson Global, Inc.*	8,974	37,422
Huron Consulting Group, Inc.*	6,141	194,363
ICF International, Inc.*	5,266	125,541
Insperity, Inc. (a)	6,069	164,166
Kelly Services, Inc. "A"	7,368	95,121
Kforce, Inc.*	7,534	101,408
Korn/Ferry International*	12,887	184,929
Mistras Group, Inc.*	4,184	109,956
Navigant Consulting, Inc.*	13,923	175,987
Odyssey Marine Exploration, Inc.* (a)	19,399	72,552
On Assignment, Inc.*	11,509	183,684
Pendrell Corp.* (a)	40,128	44,943
Resources Connection, Inc.	11,311	139,125
RPX Corp.*	5,668	81,336
The Advisory Board Co.*	9,187	455,583
	Shares	Value ($)

TrueBlue, Inc.*	10,659	165,001
VSE Corp. (a)	1,195	28,429
WageWorks, Inc.*	1,753	26,400
		4,810,460
Road & Rail 1.3%
AMERCO (a)	2,324	209,090
Arkansas Best Corp. (a)	6,792	85,579
Avis Budget Group, Inc.* (a)	28,448	432,410
Celadon Group, Inc. (a)	5,515	90,336
Dollar Thrifty Automotive Group, Inc.* (a)	7,508	607,848
Genesee & Wyoming, Inc. "A"* (a)	10,863	574,001
Heartland Express, Inc. (a)	12,755	182,524
Knight Transportation, Inc.	15,507	247,957
Marten Transport Ltd. (a)	4,139	87,995
Old Dominion Freight Line, Inc.*	12,730	551,082
Patriot Transportation Holding, Inc.* (a)	1,628	38,307
Quality Distribution, Inc.*	5,736	63,612
RailAmerica, Inc.*	5,071	122,718
Roadrunner Transportation Systems, Inc.*	3,441	58,118
Saia, Inc.*	4,246	92,945
Swift Transportation Co.* (a)	21,182	200,170
Universal Truckload Services, Inc.	1,496	22,627
Werner Enterprises, Inc. (a)	11,861	283,359
Zipcar, Inc.* (a)	7,207	84,538
		4,035,216
Trading Companies & Distributors 1.0%
Aceto Corp.	7,182	64,854
Aircastle Ltd.	15,714	189,354
Applied Industrial Technologies, Inc. (a)	11,293	416,147
Beacon Roofing Supply, Inc.* (a)	12,551	316,536
BlueLinx Holdings, Inc.*	6,467	15,197
CAI International, Inc.* (a)	3,454	68,666
DXP Enterprises, Inc.*	2,390	99,161
Edgen Group, Inc.*	4,012	30,170
H&E Equipment Services, Inc.* (a)	7,733	116,227
Houston Wire & Cable Co. (a)	4,946	54,060
Interline Brands, Inc.*	8,531	213,872
Kaman Corp.	7,147	221,128
Rush Enterprises, Inc. "A"*	8,900	145,515
SeaCube Container Leasing Ltd. (a)	2,950	50,357
TAL International Group, Inc. (a)	7,818	261,825
Textainer Group Holdings Ltd. (a)	3,284	121,180
Titan Machinery, Inc.* (a)	4,528	137,515
Watsco, Inc. (a)	7,869	580,732
Willis Lease Finance Corp.*	1,420	17,494
		3,119,990
Transportation Infrastructure 0.0%
Wesco Aircraft Holdings, Inc.* (a)	4,725	60,149
Information Technology 16.9%
Communications Equipment 2.2%
ADTRAN, Inc. (a)	17,017	513,743
Ambient Corp.* (a)	726	3,971
Anaren, Inc.*	4,066	79,694
Arris Group, Inc.*	30,280	421,195
Aruba Networks, Inc.* (a)	29,968	451,018
Aviat Networks, Inc.*	15,896	44,509
Aware, Inc.	3,075	19,834
Bel Fuse, Inc. "B"	2,887	50,840
	Shares	Value ($)

Black Box Corp.	4,636	133,053
CalAmp Corp.*	7,690	56,368
Calix, Inc.* (a)	10,651	87,551
Ciena Corp.*	26,577	435,066
Comtech Telecommunications Corp. (a)	5,011	143,214
Comverse Technology, Inc.*	58,684	341,541
Digi International, Inc.*	6,804	69,673
Emulex Corp.*	23,081	166,183
Extreme Networks, Inc.* (a)	24,634	84,741
Finisar Corp.* (a)	24,468	366,041
Globecomm Systems, Inc.*	6,407	64,967
Harmonic, Inc.*	31,591	134,578
Infinera Corp.*	29,425	201,267
InterDigital, Inc. (a)	11,937	352,261
Ixia* (a)	11,313	135,982
KVH Industries, Inc.* (a)	3,942	49,275
Loral Space & Communications, Inc. (a)	2,947	198,481
NETGEAR, Inc.*	10,179	351,277
NumereX Corp. "A"* (a)	2,509	23,334
Oclaro, Inc.* (a)	13,220	40,189
Oplink Communications, Inc.*	5,046	68,272
ParkerVision, Inc.* (a)	20,348	48,428
PC-Tel, Inc.	4,967	32,137
Plantronics, Inc.	11,307	377,654
Procera Networks, Inc.*	5,268	128,065
ShoreTel, Inc.* (a)	12,511	54,798
Sonus Networks, Inc.* (a)	55,953	120,299
Sycamore Networks, Inc.*	5,663	82,227
Symmetricom, Inc.*	11,136	66,705
Tellabs, Inc.	98,146	326,826
Telular Corp.	4,453	41,146
TESSCO Technologies, Inc.	1,444	31,840
Ubiquiti Networks, Inc.* (a)	2,809	40,028
ViaSat, Inc.* (a)	10,052	379,664
Westell Technologies, Inc. "A"*	13,638	32,458
		6,850,393
Computers & Peripherals 0.8%
3D Systems Corp.* (a)	11,572	395,068
Avid Technology, Inc.* (a)	8,000	59,440
Cray, Inc.*	10,093	121,924
Datalink Corp.*	4,072	38,888
Electronics for Imaging, Inc.*	12,481	202,816
Imation Corp.*	7,894	46,654
Immersion Corp.*	7,833	44,100
Intermec, Inc.*	15,837	98,189
Intevac, Inc.*	6,166	46,368
OCZ Technology Group, Inc.* (a)	18,409	97,568
QLogic Corp.*	26,080	357,035
Quantum Corp.* (a)	62,774	127,431
Silicon Graphics International Corp.* (a)	8,188	52,567
STEC, Inc.*	9,820	76,596
Stratasys, Inc.* (a)	5,704	282,633
Super Micro Computer, Inc.*	7,892	125,167
Synaptics, Inc.* (a)	9,017	258,157
		2,430,601
Electronic Equipment, Instruments & Components 2.3%
Aeroflex Holding Corp.* (a)	5,160	31,218
Agilysys, Inc.* (a)	3,918	33,969
Anixter International, Inc. (a)	7,541	400,050
Audience, Inc.*	1,623	31,291
	Shares	Value ($)

Badger Meter, Inc. (a)	3,909	146,783
Benchmark Electronics, Inc.*	15,450	215,527
Brightpoint, Inc.*	18,802	101,719
Checkpoint Systems, Inc.*	10,971	95,557
Cognex Corp. (a)	11,466	362,899
Coherent, Inc.*	6,339	274,479
CTS Corp.	9,191	86,579
Daktronics, Inc.	9,902	68,423
DTS, Inc.*	4,411	115,039
Echelon Corp.* (a)	10,727	37,330
Electro Rent Corp.	4,920	79,852
Electro Scientific Industries, Inc.	6,285	74,289
Fabrinet* (a)	5,922	74,321
FARO Technologies, Inc.*	4,530	190,622
FEI Co.* (a)	10,189	487,442
GSI Group, Inc.*	7,798	89,365
Insight Enterprises, Inc.*	11,897	200,227
InvenSense, Inc.* (a)	9,752	110,198
KEMET Corp.*	11,817	71,020
Key Tronic Corp.*	2,803	23,097
LeCroy Corp.*	4,586	65,396
Littelfuse, Inc. (a)	5,801	330,019
Maxwell Technologies, Inc.* (a)	8,041	52,749
Measurement Specialties, Inc.*	4,043	131,438
Mercury Computer Systems, Inc.*	8,464	109,440
Mesa Laboratories, Inc.	688	31,985
Methode Electronics, Inc.	10,097	85,925
MTS Systems Corp.	4,299	165,726
Multi-Fineline Electronix, Inc.*	2,319	57,140
Neonode, Inc.*	6,018	37,011
NeoPhotonics Corp.* (a)	5,249	25,930
Newport Corp.*	10,369	124,635
OSI Systems, Inc.*	5,314	336,589
Park Electrochemical Corp.	5,527	143,039
PC Connection, Inc.	2,400	25,488
Plexus Corp.* (a)	9,346	263,557
Power-One, Inc.* (a)	17,744	80,203
RadiSys Corp.*	6,137	38,540
RealD, Inc.* (a)	11,779	176,214
Richardson Electronics Ltd. (a)	3,583	44,178
Rofin-Sinar Technologies, Inc.*	7,763	146,954
Rogers Corp.* (a)	4,355	172,502
Sanmina-SCI Corp.*	21,832	178,804
ScanSource, Inc.*	7,375	225,970
SYNNEX Corp.* (a)	7,036	242,672
TTM Technologies, Inc.* (a)	14,423	135,720
Universal Display Corp.* (a)	10,644	382,545
Viasystems Group, Inc.* (a)	1,161	19,737
Vishay Precision Group, Inc.* (a)	3,234	45,114
Zygo Corp.*	4,438	79,263
		7,355,779
Internet Software & Services 2.3%
Ancestry.com, Inc.* (a)	7,757	213,550
Angie's List, Inc.* (a)	9,537	151,066
Bankrate, Inc.* (a)	12,379	227,650
Bazaarvoice, Inc.* (a)	2,547	46,355
Blucora, Inc.* (a)	10,846	133,623
Brightcove, Inc.* (a)	1,519	23,165
Carbonite, Inc.* (a)	3,027	27,061
comScore, Inc.*	9,472	155,909
Constant Contact, Inc.* (a)	8,148	145,686
Cornerstone OnDemand, Inc.* (a)	9,023	214,838
DealerTrack Holdings, Inc.* (a)	11,375	342,501
	Shares	Value ($)

Demand Media, Inc.* (a)	8,031	89,947
Demandware, Inc.* (a)	1,752	41,505
Dice Holdings, Inc.*	12,492	117,300
Digital River, Inc.*	10,050	167,031
EarthLink, Inc.	28,195	209,771
Easylink Services International Corp. "A"* (a)	8,473	61,345
Envestnet, Inc.*	5,632	67,584
ExactTarget, Inc.* (a)	2,617	57,208
Internap Network Services Corp.*	14,225	92,605
Intralinks Holdings, Inc.*	9,799	42,920
iPass, Inc.*	13,961	33,227
j2 Global, Inc. (a)	12,394	327,450
Keynote Systems, Inc. (a)	4,304	63,914
KIT Digital, Inc.* (a)	12,868	55,204
Limelight Networks, Inc.* (a)	16,309	47,785
Liquidity Services, Inc.*	6,312	323,111
LivePerson, Inc.* (a)	14,747	281,078
LogMeIn, Inc.* (a)	5,914	180,495
Marchex, Inc. "B" (a)	5,551	20,039
Market Leader, Inc.*	5,904	29,992
MeetMe, Inc.* (a)	4,972	11,684
Millennial Media, Inc.*	3,060	40,361
Monster Worldwide, Inc.*	32,497	276,225
Move, Inc.*	10,390	94,653
NIC, Inc. (a)	17,275	219,393
OpenTable, Inc.* (a)	6,047	272,175
Perficient, Inc.* (a)	8,565	96,185
QuinStreet, Inc.* (a)	8,765	81,164
RealNetworks, Inc.	6,119	52,868
Responsys, Inc.* (a)	9,593	116,267
Saba Software, Inc.*	7,972	73,980
SciQuest, Inc.*	4,790	86,028
Spark Networks, Inc.* (a)	3,089	15,939
SPS Commerce, Inc.* (a)	2,837	86,188
Stamps.com, Inc.* (a)	3,794	93,598
Support.com, Inc.*	12,427	39,642
Synacor, Inc.*	1,810	24,797
TechTarget, Inc.* (a)	3,701	18,653
The Active Network, Inc.*	10,418	160,333
Travelzoo, Inc.* (a)	1,909	43,373
United Online, Inc. (a)	24,539	103,555
Unwired Planet, Inc.*	22,941	52,764
ValueClick, Inc.* (a)	21,603	354,073
VistaPrint NV* (a)	9,914	320,222
Vocus, Inc.*	5,528	102,821
Web.com Group, Inc.* (a)	9,397	172,153
WebMD Health Corp.* (a)	13,572	278,362
XO Group, Inc.*	7,115	63,110
Yelp, Inc.*	2,261	51,393
Zillow, Inc.* (a)	826	31,908
Zix Corp.* (a)	15,785	41,041
		7,465,823
IT Services 1.9%
Acxiom Corp.*	20,566	310,752
CACI International, Inc. "A"* (a)	7,136	392,623
Cardtronics, Inc.*	11,811	356,810
Cass Information Systems, Inc. (a)	2,535	102,034
CIBER, Inc.*	19,541	84,222
Computer Task Group, Inc.*	4,145	62,134
Convergys Corp.	31,244	461,474
CSG Systems International, Inc.*	9,068	156,695
Echo Global Logistics, Inc.* (a)	3,941	75,115
	Shares	Value ($)

EPAM Systems, Inc.*	1,302	22,121
Euronet Worldwide, Inc.*	13,724	234,955
Exlservice Holdings, Inc.*	6,244	153,852
Forrester Research, Inc. (a)	3,732	126,365
Global Cash Access Holdings, Inc.*	17,620	127,040
Heartland Payment Systems, Inc.	10,376	312,110
Higher One Holdings Inc.* (a)	8,606	105,165
iGATE Corp.* (a)	8,605	146,457
Innodata, Inc.*	5,942	40,643
Lionbridge Technologies, Inc.*	15,386	48,466
ManTech International Corp. "A" (a)	6,297	147,791
Mattersight Corp.* (a)	2,722	21,722
MAXIMUS, Inc. (a)	9,132	472,581
ModusLink Global Solutions, Inc.*	10,185	30,453
MoneyGram International, Inc.*	5,760	84,096
PRGX Global, Inc.*	5,625	44,719
Sapient Corp.	33,007	332,380
ServiceSource International, Inc.* (a)	13,302	184,233
Syntel, Inc.	4,135	250,994
TeleTech Holdings, Inc.* (a)	6,151	98,416
The Hackett Group, Inc.* (a)	6,586	36,684
TNS, Inc.*	6,680	119,839
Unisys Corp.* (a)	11,741	229,537
Virtusa Corp.*	4,992	66,643
Wright Express Corp.* (a)	10,412	642,629
		6,081,750
Semiconductors & Semiconductor Equipment 3.5%
Advanced Energy Industries, Inc.*	10,564	141,769
Alpha & Omega Semiconductor Ltd.* (a)	4,621	42,282
Amkor Technology, Inc.* (a)	21,376	104,315
ANADIGICS, Inc.* (a)	19,652	35,570
Applied Micro Circuits Corp.*	16,623	95,084
ATMI, Inc.*	8,555	175,976
AuthenTec, Inc.*	11,935	51,679
Axcelis Technologies, Inc.*	28,848	34,618
AXT, Inc.* (a)	8,503	33,587
Brooks Automation, Inc.	17,799	168,023
Cabot Microelectronics Corp.	6,310	184,315
Cavium, Inc.* (a)	13,326	373,128
CEVA, Inc.*	6,274	110,485
Cirrus Logic, Inc.* (a)	17,272	516,087
Cohu, Inc.	6,641	67,473
Cymer, Inc.* (a)	8,287	488,519
Diodes, Inc.* (a)	9,521	178,709
DSP Group, Inc.*	6,073	38,503
Entegris, Inc.*	36,791	314,195
Entropic Communications, Inc.* (a)	24,111	135,986
Exar Corp.*	9,974	81,388
First Solar, Inc.* (a)	16,141	243,083
FormFactor, Inc.* (a)	13,234	85,624
FSI International, Inc.* (a)	10,049	36,076
GSI Technology, Inc.* (a)	5,571	26,407
GT Advanced Technologies, Inc.* (a)	32,147	169,736
Hittite Microwave Corp.* (a)	8,441	431,504
Inphi Corp.* (a)	6,321	59,923
Integrated Device Technology, Inc.*	37,977	213,431
Integrated Silicon Solution, Inc.* (a)	7,155	72,194
Intermolecular, Inc.* (a)	3,716	28,799
International Rectifier Corp.* (a)	18,553	370,874
	Shares	Value ($)

Intersil Corp. "A"	34,129	363,474
IXYS Corp.* (a)	6,745	75,342
Kopin Corp.*	18,334	63,069
Lattice Semiconductor Corp.*	31,184	117,564
LTX-Credence Corp.*	13,004	87,127
MA-COM Technology Solutions Holdings, Inc.*	1,630	30,155
Mattson Technology, Inc.* (a)	15,699	27,473
MaxLinear, Inc. "A"* (a)	5,951	29,517
MEMC Electronic Materials, Inc.*	61,886	134,293
Micrel, Inc. (a)	12,981	123,709
Microsemi Corp.*	23,817	440,376
Mindspeed Technologies, Inc.* (a)	8,832	21,727
MIPS Technologies, Inc.* (a)	12,820	85,509
MKS Instruments, Inc.	14,078	407,277
Monolithic Power Systems, Inc.*	8,190	162,735
MoSys, Inc.* (a)	8,668	28,084
Nanometrics, Inc.*	6,293	96,660
NVE Corp.* (a)	1,302	69,982
OmniVision Technologies, Inc.*	14,114	188,563
PDF Solutions, Inc.* (a)	6,254	61,727
Pericom Semiconductor Corp.*	6,165	55,485
Photronics, Inc.* (a)	16,513	100,729
PLX Technology, Inc.* (a)	11,988	76,124
Power Integrations, Inc.	7,562	282,063
QuickLogic Corp.*	10,392	26,084
Rambus, Inc.* (a)	29,606	169,938
RF Micro Devices, Inc.*	74,555	316,859
Rubicon Technology, Inc.* (a)	4,744	48,389
Rudolph Technologies, Inc.*	8,474	73,893
Semtech Corp.* (a)	17,544	426,670
Sigma Designs, Inc.*	8,869	56,584
Silicon Image, Inc.*	22,318	92,397
Spansion, Inc. "A"*	12,933	142,004
Standard Microsystems Corp.* (a)	6,138	226,431
STR Holdings, Inc.* (a)	8,021	36,576
SunPower Corp.* (a)	10,672	51,332
Supertex, Inc.* (a)	2,837	53,477
Tessera Technologies, Inc.	13,906	213,735
TriQuint Semiconductor, Inc.* (a)	45,175	248,462
Ultra Clean Holdings*	5,955	38,291
Ultratech, Inc.*	7,024	221,256
Veeco Instruments, Inc.* (a)	10,412	357,756
Volterra Semiconductor Corp.*	6,794	159,319
		11,197,559
Software 3.9%
Accelrys, Inc.*	14,894	120,492
ACI Worldwide, Inc.* (a)	10,649	470,792
Actuate Corp.*	13,175	91,303
Advent Software, Inc.*	8,376	227,073
American Software, Inc. "A"	6,469	51,429
Aspen Technology, Inc.*	25,070	580,370
AVG Technologies NV* (a)	2,103	27,360
Blackbaud, Inc. (a)	12,089	310,325
Bottomline Technologies, Inc.*	9,265	167,233
BroadSoft, Inc.* (a)	7,363	213,232
Callidus Software* (a)	9,296	46,294
CommVault Systems, Inc.*	11,964	593,055
Deltek, Inc.* (a)	5,928	68,706
Digimarc Corp. (a)	1,901	48,780
Ebix, Inc. (a)	7,585	151,321
Ellie Mae, Inc.* (a)	5,788	104,184
Envivio, Inc.*	2,079	13,326
	Shares	Value ($)

EPIQ Systems, Inc. (a)	8,592	105,252
ePlus, Inc.*	1,066	34,485
Fair Isaac Corp.	9,178	388,046
FalconStor Software, Inc.* (a)	8,242	21,512
Glu Mobile, Inc.* (a)	14,500	80,475
Guidance Software, Inc.*	3,841	36,528
Guidewire Software, Inc.* (a)	5,192	145,999
Imperva, Inc.* (a)	2,607	75,134
Infoblox, Inc.*	2,082	47,740
Interactive Intelligence Group* (a)	3,999	112,812
JDA Software Group, Inc.*	11,398	338,407
Jive Software, Inc.* (a)	4,337	91,034
Kenexa Corp.*	7,328	212,732
Manhattan Associates, Inc.*	5,463	249,714
Mentor Graphics Corp.*	24,945	374,175
MicroStrategy, Inc. "A"*	2,282	296,340
Monotype Imaging Holdings, Inc.* (a)	9,797	164,296
Netscout Systems, Inc.*	9,859	212,856
OPNET Technologies, Inc.	4,009	106,599
Parametric Technology Corp.* (a)	32,042	671,600
Pegasystems, Inc. (a)	4,607	151,939
Pervasive Software, Inc.*	3,542	26,530
Progress Software Corp.* (a)	16,845	351,555
Proofpoint, Inc.*	1,698	28,781
PROS Holdings, Inc.* (a)	5,988	100,718
QAD, Inc. "A"*	1,775	25,240
QLIK Technologies, Inc.* (a)	22,874	505,973
Quest Software, Inc.*	14,941	416,107
RealPage, Inc.* (a)	9,600	222,336
Rosetta Stone, Inc.* (a)	2,899	40,122
Sapiens International Corp.*	3,661	13,180
SeaChange International, Inc.*	7,652	62,976
Sourcefire, Inc.* (a)	7,918	406,985
SRS Labs, Inc.*	2,838	25,542
SS&C Technologies Holdings, Inc.*	9,063	226,575
Synchronoss Technologies, Inc.* (a)	7,407	136,807
Take-Two Interactive Software, Inc.* (a)	20,940	198,092
Tangoe, Inc.* (a)	7,992	170,310
TeleNav, Inc.*	4,248	26,040
TiVo, Inc.*	33,403	276,243
Tyler Technologies, Inc.* (a)	8,053	324,939
Ultimate Software Group, Inc.*	7,134	635,782
VASCO Data Security International, Inc.* (a)	7,836	64,098
Verint Systems, Inc.*	5,830	172,043
Virnetx Holding Corp.* (a)	11,244	396,351
Websense, Inc.*	9,942	186,214
		12,242,489
Materials 4.5%
Chemicals 1.9%
A. Schulman, Inc. (a)	7,797	154,770
ADA-ES, Inc.*	2,414	61,243
American Vanguard Corp. (a)	7,456	198,255
Arabian American Development Co.* (a)	5,349	51,832
Balchem Corp. (a)	7,840	255,662
Calgon Carbon Corp.*	15,258	216,969
Chase Corp. (a)	1,651	21,793
Chemtura Corp.*	26,445	383,453
Ferro Corp.*	23,011	110,453
Flotek Industries, Inc.*	13,086	122,223
	Shares	Value ($)

FutureFuel Corp. (a)	5,237	55,041
Georgia Gulf Corp.	9,174	235,497
GSE Holding, Inc.* (a)	2,103	22,229
H.B. Fuller Co. (a)	13,361	410,183
Hawkins, Inc. (a)	2,459	93,885
Innophos Holdings, Inc.	5,838	329,613
Innospec, Inc.*	6,145	181,953
KMG Chemicals, Inc. (a)	1,977	38,117
Koppers Holdings, Inc. (a)	5,626	191,284
Kraton Performance Polymers, Inc.*	8,648	189,478
Landec Corp.*	6,891	58,987
LSB Industries, Inc.*	5,030	155,477
Minerals Technologies, Inc.	4,795	305,825
Olin Corp.	21,458	448,258
OM Group, Inc.*	8,692	165,148
Omnova Solutions, Inc.* (a)	12,586	94,898
PolyOne Corp.	24,013	328,498
Quaker Chemical Corp.	3,428	158,408
Sensient Technologies Corp. (a)	13,369	491,043
Spartech Corp.*	8,472	43,800
Stepan Co. (a)	2,249	211,811
TPC Group, Inc.* (a)	3,400	125,630
Tredegar Corp. (a)	6,527	95,033
Zep, Inc.	6,118	84,000
Zoltek Companies, Inc.* (a)	7,464	67,400
		6,158,149
Construction Materials 0.3%
Eagle Materials, Inc.	12,125	452,747
Headwaters, Inc.* (a)	16,879	86,927
Texas Industries, Inc. (a)	6,086	237,415
United States Lime & Minerals, Inc.* (a)	464	21,655
		798,744
Containers & Packaging 0.2%
AEP Industries, Inc.*	1,125	48,994
Boise, Inc. (a)	26,932	177,213
Graphic Packaging Holding Co.*	44,850	246,675
Myers Industries, Inc.	8,970	153,925
UFP Technologies, Inc.*	1,471	24,860
		651,667
Metals & Mining 1.4%
A.M. Castle & Co.* (a)	4,420	46,940
AK Steel Holding Corp. (a)	29,636	173,963
AMCOL International Corp.	6,767	191,574
Century Aluminum Co.*	13,782	101,022
Coeur d'Alene Mines Corp.* (a)	24,095	423,108
General Moly, Inc.* (a)	18,078	56,765
Globe Specialty Metals, Inc.	16,496	221,541
Gold Reserve, Inc.* (a)	14,021	48,933
Gold Resource Corp. (a)	7,996	207,816
Golden Minerals Co.* (a)	7,446	33,582
Golden Star Resources Ltd.* (a)	69,293	80,380
Handy & Harman Ltd.*	1,316	17,740
Haynes International, Inc.	3,340	170,140
Hecla Mining Co. (a)	76,467	363,218
Horsehead Holding Corp.* (a)	11,645	115,984
Kaiser Aluminum Corp.	5,170	268,013
Materion Corp.	5,433	125,122
McEwen Mining, Inc.* (a)	52,872	159,145
Metals U.S.A. Holdings Corp.*	3,232	51,421
Midway Gold Corp.* (a)	30,687	42,655
Noranda Aluminum Holding Corp.	8,952	71,258
	Shares	Value ($)

Olympic Steel, Inc. (a)	2,416	39,671
Paramount Gold and Silver Corp.* (a)	35,029	84,070
Revett Minerals, Inc.*	6,194	20,378
RTI International Metals, Inc.* (a)	8,129	183,959
Schnitzer Steel Industries, Inc. "A"	6,768	189,639
Stillwater Mining Co.* (a)	31,049	265,159
SunCoke Energy, Inc.* (a)	18,839	275,991
U.S. Antimony Corp.* (a)	14,417	58,245
U.S. Silica Holdings, Inc.* (a)	3,097	34,872
Universal Stainless & Alloy Products, Inc.*	1,831	75,254
Vista Gold Corp.* (a)	15,599	45,393
Worthington Industries, Inc.	14,106	288,750
		4,531,701
Paper & Forest Products 0.7%
Buckeye Technologies, Inc.	10,473	298,376
Clearwater Paper Corp.*	6,271	213,966
Deltic Timber Corp. (a)	2,928	178,549
KapStone Paper & Packaging Corp.*	10,838	171,782
Louisiana-Pacific Corp.* (a)	36,869	401,135
Neenah Paper, Inc. (a)	4,158	110,977
P.H. Glatfelter Co. (a)	11,613	190,105
Resolute Forest Products* (a)	21,723	251,552
Schweitzer-Mauduit International, Inc. (a)	4,149	282,713
Wausau Paper Corp. (a)	11,857	115,369
		2,214,524
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.7%
8x8, Inc.* (a)	18,938	79,540
AboveNet, Inc.* (a)	6,295	528,780
Atlantic Tele-Network, Inc.	2,377	80,176
Boingo Wireless, Inc.* (a)	4,230	49,153
Cbeyond, Inc.*	7,416	50,206
Cincinnati Bell, Inc.* (a)	52,280	194,482
Cogent Communications Group, Inc.*	12,550	241,588
Consolidated Communications Holdings, Inc. (a)	8,014	118,607
FairPoint Communications, Inc.* (a)	5,540	34,071
General Communication, Inc. "A"*	9,696	80,574
Hawaiian Telcom Holdco, Inc.* (a)	2,746	53,574
HickoryTech Corp. (a)	3,849	42,762
IDT Corp. "B" (a)	4,295	42,134
inContact, Inc.* (a)	8,674	43,457
Iridium Communications, Inc.* (a)	13,317	119,320
Lumos Networks Corp.	3,931	37,148
magicJack VocalTec Ltd.*	4,045	76,855
Neutral Tandem, Inc.*	7,530	99,245
Orbcomm, Inc.*	8,994	29,320
Premiere Global Services, Inc.* (a)	13,558	113,752
Primus Telecommunications Group, Inc.	3,262	50,789
SureWest Communications (a)	3,811	80,298
Towerstream Corp.* (a)	12,745	52,892
Vonage Holdings Corp.*	42,724	85,875
		2,384,598
Wireless Telecommunication Services 0.1%
Leap Wireless International, Inc.*	14,435	92,817
NTELOS Holdings Corp. (a)	3,931	74,099
Shenandoah Telecommunications Co. (a)	6,495	88,397
	Shares	Value ($)

U.S.A. Mobility, Inc. (a)	6,031	77,559
		332,872
Utilities 3.5%
Electric Utilities 1.5%
ALLETE, Inc.	10,239	427,990
Cleco Corp. (a)	16,319	682,624
El Paso Electric Co.	10,726	355,674
Empire District Electric Co. (a)	11,320	238,852
IDACORP, Inc.	13,438	565,471
MGE Energy, Inc. (a)	6,206	293,544
Otter Tail Corp.	9,719	222,274
PNM Resources, Inc.	21,336	416,905
Portland General Electric Co.	20,240	539,598
UIL Holdings Corp. (a)	13,565	486,441
Unitil Corp. (a)	3,612	95,718
UNS Energy Corp.	10,759	413,253
		4,738,344
Gas Utilities 1.0%
Chesapeake Utilities Corp.	2,603	113,803
Delta Natural Gas Co., Inc. (a)	1,824	39,636
New Jersey Resources Corp. (a)	11,126	485,205
Northwest Natural Gas Co. (a)	7,169	341,244
Piedmont Natural Gas Co., Inc. (a)	19,200	618,048
South Jersey Industries, Inc. (a)	8,139	414,845
Southwest Gas Corp.	12,333	538,335
The Laclede Group, Inc. (a)	6,012	239,338
WGL Holdings, Inc. (a)	13,790	548,153
		3,338,607
Independent Power Producers & Energy Traders 0.3%
American DG Energy, Inc.* (a)	6,574	14,923
Atlantic Power Corp.* (a)	30,553	391,384
Genie Energy Ltd. "B"	3,759	29,208
GenOn Energy, Inc.*	207,202	354,315
Ormat Technologies, Inc. (a)	4,667	99,827
		889,657
Multi-Utilities 0.4%
Avista Corp.	15,721	419,751
Black Hills Corp. (a)	11,813	380,024
CH Energy Group, Inc. (a)	3,994	262,366
NorthWestern Corp.	9,732	357,164
		1,419,305
Water Utilities 0.3%
American States Water Co. (a)	5,011	198,335
Artesian Resources Corp. "A" (a)	2,051	44,179
	Shares	Value ($)

Cadiz, Inc.* (a)	3,773	27,203
California Water Service Group (a)	11,292	208,563
Connecticut Water Service, Inc. (a)	2,343	67,900
Consolidated Water Co., Ltd. (a)	3,947	32,721
Middlesex Water Co.	4,173	79,287
SJW Corp. (a)	3,811	91,502
York Water Co. (a)	3,484	62,330
		812,020
Total Common Stocks (Cost $291,110,827)		308,076,703

Warrants 0.0%
Energy
Magnum Hunter Resources Corp., Expiration Date 10/14/2013* (Cost $0)	2,943	687

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.135%**, 11/1/2012 (b) (Cost $1,334,089)	1,335,000	1,334,514

	Shares	Value ($)

Securities Lending Collateral 41.5%
Daily Assets Fund Institutional, 0.24% (c) (d) (Cost $131,491,656)	131,491,656	131,491,656

Cash Equivalents 2.2%
Central Cash Management Fund, 0.14% (c) (Cost $7,111,816)	7,111,816	7,111,816

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $431,048,388)+	141.2	448,015,376
Other Assets and Liabilities, Net (a)	(41.2)	(130,778,346)
Net Assets	100.0	317,237,030

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $435,083,639. At June 30, 2012, net unrealized appreciation for all securities based on tax cost was $12,931,737. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $62,487,270 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $49,555,533.

(a) All or a portion of these securities were on loan amounting to $131,652,654. In addition, included in other assets and liabilities, net are pending sales, amounting to $394,750, that are also on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2012 amounted to $132,047,404, which is 41.6% of net assets.

(b) At June 30, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At June 30, 2012, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Russell E Mini 2000 Index	USD	9/21/2012	124	9,862,960	519,152

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks and Warrants (e)	$308,076,703	$—	$687	$308,077,390
Government & Agency Obligation	—	1,334,514	—	1,334,514
Short-Term Investments (e)	138,603,472	—	—	138,603,472
Derivatives (f)	519,152	—	—	519,152
Total	$447,199,327	$1,334,514	$687	$448,534,528

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $292,444,916) — including $131,652,654 of securities loaned	$309,411,904
Investment in Daily Assets Fund Institutional (cost $131,491,656)*	131,491,656
Investment in Central Cash Management Fund (cost $7,111,816)	7,111,816
Total investments in securities, at value (cost $431,048,388)	448,015,376
Cash	17,529
Receivable for investments sold	1,095,901
Receivable for Fund shares sold	26,882
Dividends receivable	322,437
Interest receivable	83,918
Receivable for variation margin on futures contracts	268,884
Other assets	4,217
Total assets	449,835,144
Liabilities
Payable upon return of securities loaned	131,491,656
Payable for investments purchased	839,884
Payable for Fund shares redeemed	99,341
Accrued management fee	80,775
Accrued Trustees' fees	1,784
Other accrued expenses and payables	84,674
Total liabilities	132,598,114
Net assets, at value	$317,237,030
Net Assets Consist of
Undistributed net investment income	2,181,492
Net unrealized appreciation (depreciation) on: Investments	16,966,988
Futures	519,152
Foreign currency	35
Accumulated net realized gain (loss)	3,565,973
Paid-in capital	294,003,390
Net assets, at value	$317,237,030
Class A Net Asset Value, offering and redemption price per share ($275,268,935 ÷ 21,755,775 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$12.65
Class B Net Asset Value, offering and redemption price per share ($41,968,095 ÷ 3,315,089 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$12.66

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2012 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $2,505)	$2,354,983
Interest	143
Income distributions — Central Cash Management Fund	5,100
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	561,707
Total income	2,921,933
Expenses: Management fee	557,508
Administration fee	158,576
Services to shareholders	3,312
Distribution service fee (Class B)	55,025
Custodian fee	15,396
Professional fees	34,078
Reports to shareholders	31,417
Trustees' fees and expenses	7,077
Other	26,689
Total expenses before expense reductions	889,078
Expense reductions	(41,174)
Total expenses after expense reductions	847,904
Net investment income (loss)	2,074,029
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	8,159,136
Futures	(90,033)
Foreign currency	1,571
8,070,674
Change in net unrealized appreciation (depreciation) on: Investments	14,094,262
Futures	523,973
Foreign currency	1
14,618,236
Net gain (loss)	22,688,910
Net increase (decrease) in net assets resulting from operations	$24,762,939

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations: Net investment income (loss)	$2,074,029	$2,891,402
Operations: Net investment income (loss)	$2,074,029	$2,891,402
Net realized gain (loss)	8,070,674	16,289,359
Change in net unrealized appreciation (depreciation)	14,618,236	(33,488,013)
Net increase (decrease) in net assets resulting from operations	24,762,939	(14,307,252)
Distributions to shareholders from: Net investment income: Class A	(2,471,403)	(2,352,452)
Class B	(283,947)	(270,870)
Net realized gains: Class A	(65,554)	—
Class B	(10,491)	—
Total distributions	(2,831,395)	(2,623,322)
Fund share transactions: Class A Proceeds from shares sold	23,846,040	49,172,547
Reinvestment of distributions	2,536,957	2,352,452
Payments for shares redeemed	(26,438,236)	(65,044,297)
Net increase (decrease) in net assets from Class A share transactions	(55,239)	(13,519,298)
Class B Proceeds from shares sold	3,320,684	3,566,544
Reinvestment of distributions	294,438	270,870
Payments for shares redeemed	(5,892,399)	(10,035,764)
Net increase (decrease) in net assets from Class B share transactions	(2,277,277)	(6,198,350)
Increase (decrease) in net assets	19,599,028	(36,648,222)
Net assets at beginning of period	297,638,002	334,286,224
Net assets at end of period (including undistributed net investment income of $2,181,492 and $2,862,813, respectively)	$317,237,030	$297,638,002
Other Information
Class A Shares outstanding at beginning of period	21,776,446	22,942,780
Shares sold	1,886,003	4,067,878
Shares issued to shareholders in reinvestment of distributions	197,737	174,126
Shares redeemed	(2,104,411)	(5,408,338)
Net increase (decrease) in Class A shares	(20,671)	(1,166,334)
Shares outstanding at end of period	21,755,775	21,776,446
Class B Shares outstanding at beginning of period	3,504,335	4,003,137
Shares sold	257,427	297,764
Shares issued to shareholders in reinvestment of distributions	22,931	20,035
Shares redeemed	(469,604)	(816,601)
Net increase (decrease) in Class B shares	(189,246)	(498,802)
Shares outstanding at end of period	3,315,089	3,504,335

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Years Ended December 31,
Class A	Six Months Ended 6/30/12 (Unaudited)	2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$11.77	$12.41	$9.90	$8.63	$14.71	$16.12
Income (loss) from investment operations: Net investment income (loss)a	.08	.12	.10	.10	.18	.17
Net realized and unrealized gain (loss)	.91	(.65)	2.51	1.93	(4.77)	(.40)
Total from investment operations	.99	(.53)	2.61	2.03	(4.59)	(.23)
Less distributions from: Net investment income	(.11)	(.11)	(.10)	(.16)	(.20)	(.14)
Net realized gains	(.00	)***	—	—	(.60)	(1.29)	(1.04)
Total distributions	(.11)	(.11)	(.10)	(.76)	(1.49)	(1.18)
Net asset value, end of period	$12.65	$11.77	$12.41	$9.90	$8.63	$14.71
Total Return (%)b	8.45	**	(4.41)	26.39	26.57	(34.12)	(1.90)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	275	256	285	258	198	305
Ratio of expenses before expense reductions (%)	.53	*	.52	.52	.56	.54	.53
Ratio of expenses after expense reductions (%)	.50	*	.50	.52	.50	.47	.51
Ratio of net investment income (loss) (%)	1.34	*	.94	.96	1.19	1.51	1.09
Portfolio turnover rate (%)	12	**	15	16	26	25	24	c
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized
*** Amount is less than $.005.

Years Ended December 31,
Class B	Six Months Ended 6/30/12 (Unaudited)	2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$11.77	$12.40	$9.89	$8.62	$14.70	$16.11
Income (loss) from investment operations: Net investment income (loss)a	.07	.08	.08	.08	.15	.13
Net realized and unrealized gain (loss)	.90	(.64)	2.50	1.93	(4.77)	(.40)
Total from investment operations	.97	(.56)	2.58	2.01	(4.62)	(.27)
Less distributions from: Net investment income	(.08)	(.07)	(.07)	(.14)	(.17)	(.10)
Net realized gains	(.00	)***	—	—	(.60)	(1.29)	(1.04)
Total distributions	(.08)	(.07)	(.07)	(.74)	(1.46)	(1.14)
Net asset value, end of period	$12.66	$11.77	$12.40	$9.89	$8.62	$14.70
Total Return (%)b	8.27	**	(4.58)	26.11	26.27	(34.33)	(2.16)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	42	41	50	45	42	73
Ratio of expenses before expense reductions (%)	.78	*	.77	.77	.81	.79	.78
Ratio of expenses after expense reductions (%)	.75	*	.75	.77	.75	.72	.76
Ratio of net investment income (loss) (%)	1.09	*	.69	.71	.93	1.26	.84
Portfolio turnover rate (%)	12	**	15	16	26	25	24	c
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of two series. DWS Small Cap Index VIP (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate up to 0.25% and 0.15%, respectively, of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

From November 1, 2011 to December 31, 2011, the Fund elects to defer qualified late year losses of approximately $256,000 of net long-term realized capital losses and $160,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending December 31, 2012.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2012, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2012, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $8,422,000 to $9,863,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2012 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$519,152

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$(90,033)

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$523,973

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2012, purchases and sales of investment securities (excluding short-term investments) aggregated $42,542,858 and $36,863,052, respectively.

D. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's sub-advisor. Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate of 0.35%.

Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a sub-advisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

For the period from January 1, 2012 through April 30, 2013, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.50%
Class B	.75%

Accordingly, for the six months ended June 30, 2012, the Advisor waived a portion of its management fee aggregating $40,472, and the amount charged aggregated $517,036, which was equivalent to an annualized effective rate of 0.33% of the Fund's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2012, the Administration Fee was $158,576, of which $24,913 is unpaid.

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DIDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2012, the Distribution Service Fee was as follows:
Distribution Service Fee	Total Aggregated	Unpaid at June 30, 2012
Class B	$55,025	$8,499

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended June 30, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2012
Class A	$569	$569	$—
Class B	166	133	27
	$735	$702	$27

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $13,352, of which $5,788 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2012.

F. Ownership of the Fund

At June 30, 2012, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, owning 56% and 10%. At June 30, 2012, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Fund, each owning 43% and 28%, respectively.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2012 to June 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2012
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/12	$1,000.00	$1,000.00
Ending Account Value 6/30/12	$1.084.50	$1,082.70
Expenses Paid per $1,000*	$2.59	$3.88
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/12	$1,000.00	$1,000.00
Ending Account Value 6/30/12	$1,022.38	$1,021.13
Expenses Paid per $1,000*	$2.51	$3.77

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.50%	.75%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Notes

DWS Investments Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606

(800) 621-1148

vit-scif-3 (R-028372-1 8/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2012